As filed with the Securities and Exchange Commission on August 29, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 – June 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

AUXIER FOCUS FUND
Annual Report
June 30, 2022

Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2022
1

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2022
2

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2022
3

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2022
4

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2022
5

AUXIER FOCUS FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
June 30, 2022
6
The following chart reflects the change in the value of a hypothetical $10,000 investment in Investor Shares, including reinvested dividends and distributions, in the
Auxier Focus Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the
Fund's classes includes the maximum sales charge of 5.75% (A Shares only) and operating expenses that reduce returns, while the total return of the S&P 500® does not include the effect of sales charges and expenses. A Shares are subject to a 1.00% contingent deferred sales charge on shares purchased without an initial sales charge and redeemed less than one year after purchase. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Investor Shares vs. S&P 500 Index
\
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, A Shares and Institutional Shares are 1.09%, 1.52% and 1.09%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) to 0.92%,
1.25% and 0.80% of the Investor Shares, A Shares and Institutional Shares, respectively, through October 31, 2022 (the “Expense Cap”). The Expense Cap may
be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 180 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (877) 328-9437 or visit www.auxierasset.com.
Performance for Investor Shares for periods prior to December 10, 2004, reflects performance and expenses of Auxier Focus Fund, a series of Unified Series Trust
(the “Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds.
Average Annual Total Returns
Periods Ended June 30, 2022 One Year Five Years Ten Years Since Inception
(1)
Investor Shares
-3.77% 7.42% 8.54% 7.37%
S&P 500® Index (Since July 9, 1999)
-10.62% 11.31% 12.96% 6.41%
A Shares (with sales charge)
(2)(3)
-9.59% 5.85% 7.71% 7.00%
Institutional Shares
(3)
-3.66% 7.59% 8.74% 7.45%
(1)
Institutional, A Shares and Investor Shares commenced operations on May 9, 2012, July 8, 2005 and July 9, 1999, respectively.
(2)
Due to shareholder redemptions on August 21, 2005, net assets of the class were zero from the close of business on that date until September 22, 2005. Financial information presented for the period August 21, 2005 to September 22, 2005 reflects performance of Investor Shares of the Fund.
(3)
For Institutional Shares and A Shares, performance for the since inception period is a blended average annual return which includes the return of the Investor Shares prior to commencement of operations of the
Institutional Shares and A Shares.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2022
7
See Notes to Financial Statements.
Shares Security Description Value
Equity Securities - 89.2%
Common Stock - 89.2%
Communications - 0.8%
23,800 America Movil SAB de CV, ADR $ 486,234
1,719 Cisco Systems, Inc. 73,298
10,750 Lumen Technologies, Inc. 117,282
4,081 Paramount Global, Class B 100,719
7,119 Telefonica SA, ADR 36,523
93,168 Warner Bros Discovery, Inc.
(a)
1,250,315
2,064,371
Consumer Cyclical - 1.4%
3,576 Alibaba Group Holding, Ltd., ADR
(a)
406,520
1,241 Booking Holdings, Inc.
(a)
2,170,496
14,025 DR Horton, Inc. 928,315
3,505,331
Consumer Discretionary - 6.0%
117,368 Arcos Dorados Holdings, Inc., Class A 791,060
34,000 Becle SAB de CV 72,760
44,408 Comcast Corp., Class A 1,742,570
15,650 CVS Health Corp. 1,450,129
100 Domino's Pizza, Inc. 38,971
16,250 General Motors Co.
(a)
516,100
11,000 Grand Canyon Education, Inc.
(a)
1,036,090
193,644 Lincoln Educational Services Corp.
(a)
1,221,894
17,725 Lowe's Cos., Inc. 3,096,026
4,756 McDonald's Corp. 1,174,161
46,302 Sally Beauty Holdings, Inc.
(a)
551,920
3,870 The Home Depot, Inc. 1,061,425
12,850 Walmart, Inc. 1,562,303
4,550 Yum China Holdings, Inc. 220,675
7,050 Yum! Brands, Inc. 800,245
15,336,329
Consumer Staples - 16.0%
65,455 Altria Group, Inc. 2,734,055
34,455 British American Tobacco PLC, ADR 1,478,464
13,200 Coca-Cola HBC AG, ADR 295,284
3,135 Diageo PLC, ADR 545,866
50,327 Molson Coors Beverage Co., Class B 2,743,325
34,800 Monster Beverage Corp.
(a)
3,225,960
41,895 PepsiCo., Inc. 6,982,221
84,525 Philip Morris International, Inc. 8,345,998
37,544 The Coca-Cola Co. 2,361,893
195,126 The Kroger Co. 9,235,314
3,140 The Procter & Gamble Co. 451,501
54,421 Unilever PLC, ADR 2,494,114
40,893,995
Energy - 3.3%
136,810 BP PLC, ADR 3,878,564
7,430 Chevron Corp. 1,075,715
13,600 ConocoPhillips 1,221,416
7,800 Phillips 66 639,522
14,415 Valero Energy Corp. 1,532,026
8,347,243
Financials - 19.7%
53,260 Aflac, Inc. 2,946,876
49,495 American International Group, Inc. 2,530,679
2,480 Ameriprise Financial, Inc. 589,447
201,099 Bank of America Corp. 6,260,212
16,545 Berkshire Hathaway, Inc., Class B
(a)
4,517,116
60,674 Central Pacific Financial Corp. 1,301,457
25,975 Citigroup, Inc. 1,194,590
5,616 Colliers International Group, Inc. 616,131
27,268 Credit Suisse Group AG, ADR 154,610
5,616 FirstService Corp. 680,659
Shares Security Description Value
Financials - 19.7% (continued)
63,668 Franklin Resources, Inc. $ 1,484,101
2,025 Marsh & McLennan Cos., Inc. 314,381
38,815 Mastercard, Inc., Class A 12,245,356
1,100 PayPal Holdings, Inc.
(a)
76,824
1,700 Ryan Specialty Holdings, Inc.
(a)
66,623
149,625 The Bank of New York Mellon Corp. 6,240,859
12,298 The Travelers Cos., Inc. 2,079,961
3,200 U.S. Bancorp 147,264
15,249 Unum Group 518,771
30,100 Visa, Inc., Class A 5,926,389
6,200 Wells Fargo & Co. 242,854
50,135,160
Health Care - 26.1%
31,284 Abbott Laboratories 3,399,007
3,663 AbbVie, Inc. 561,025
4,950 Becton Dickinson and Co. 1,220,323
10,250 Biogen, Inc.
(a)
2,090,385
13,990 Cigna Corp. 3,686,645
18,226 Elevance Health, Inc. 8,795,503
990 Embecta Corp.
(a)
25,067
42,108 Johnson & Johnson 7,474,591
80,518 Medtronic PLC 7,226,491
72,354 Merck & Co., Inc. 6,596,514
8,370 Organon & Co. 282,488
6,282 Pfizer, Inc. 329,365
16,397 Quest Diagnostics, Inc. 2,180,473
38,421 UnitedHealth Group, Inc. 19,734,178
903 Viatris, Inc. 9,454
26,750 Zimmer Biomet Holdings, Inc. 2,810,355
2,675 Zimvie, Inc.
(a)
42,827
66,464,691
Industrials - 4.4%
30,135 CAE, Inc.
(a)
741,924
1,240 Caterpillar, Inc. 221,662
119,491 Corning, Inc. 3,765,161
3,695 FedEx Corp. 837,694
49,482 Gates Industrial Corp. PLC
(a)
534,900
85,521 Manitex International, Inc.
(a)
555,031
26,700 Raytheon Technologies Corp. 2,566,137
1,335 Stanley Black & Decker, Inc. 139,988
2,780 The Boeing Co.
(a)
380,082
7,440 United Parcel Service, Inc., Class B 1,358,098
11,100,677
Information Technology - 7.8%
1,926 Alphabet, Inc., Class A
(a)
4,197,255
18,125 Cognizant Technology Solutions Corp.,
Class A 1,223,256
19,000 Forrester Research, Inc.
(a)
908,960
3,155 Meta Platforms, Inc., Class A
(a)
508,744
51,022 Microsoft Corp. 13,103,980
100 MSCI, Inc. 41,215
19,983,410
Materials - 3.5%
14,225 Celanese Corp., Class A 1,673,002
28,458 Corteva, Inc. 1,540,716
28,458 Dow, Inc. 1,468,718
25,464 DuPont de Nemours, Inc. 1,415,289
2,149 International Flavors & Fragrances, Inc. 255,989
25,505 LyondellBasell Industries NV, Class A 2,230,667
4,980 The Mosaic Co. 235,206
8,819,587

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2022
8
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Transportation - 0.2%
2,610 Union Pacific Corp. $ 556,661
Total Common Stock (Cost $94,563,157) 227,207,455
Total Equity Securities (Cost $94,563,157) 227,207,455
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 4.5%
Corporate Non-Convertible Bonds - 0.6%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 296,057
Financials - 0.5%
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63  11/01/22 435,000
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 426,250
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 329,690
1,190,940
Total Corporate Non-Convertible Bonds (Cost
$1,756,522) 1,486,997
U.S. Government & Agency Obligations - 3.9%
U.S. Treasury Securities - 3.9%
9,080,000 U.S. Treasury
Bill
(d)
1.03  08/02/22 9,070,779
800,000 U.S. Treasury
Bill
(d)
1.41  08/16/22 798,601
9,869,380
Total U.S. Government & Agency Obligations
(Cost $9,870,252) 9,869,380
Total Fixed Income Securities (Cost
$11,626,774) 11,356,377
Investments, at value - 93.7% (Cost $106,189,931) $ 238,563,832
Other Assets & Liabilities, Net - 6.3% 16,104,819
Net Assets - 100.0% $ 254,668,651
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June
30, 2022.
(c) Perpetual maturity security.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 2,064,371 $ – $ – $ 2,064,371
Consumer Cyclical 3,505,331 – – 3,505,331
Consumer Discretionary 15,336,329 – – 15,336,329
Consumer Staples 40,893,995 – – 40,893,995
Energy 8,347,243 – – 8,347,243
Financials 50,135,160 – – 50,135,160
Health Care 66,464,691 – – 66,464,691
Industrials 11,100,677 – – 11,100,677
Information Technology 19,983,410 – – 19,983,410
Materials 8,819,587 – – 8,819,587
Transportation 556,661 – – 556,661
Corporate Non-
Convertible Bonds – 1,486,997 – 1,486,997
U.S. Government &
Agency Obligations – 9,869,380 – 9,869,380
Investments at Value $ 227,207,455 $ 11,356,377 $ – $ 238,563,832
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communications 0.9%
Consumer Cyclical 1.5%
Consumer Discretionary 6.4%
Consumer Staples 17.1%
Energy 3.5%
Financials 21.0%
Health Care 27.9%
Industrials 4.6%
Information Technology 8.4%
Materials 3.7%
Transportation 0.2%
Corporate Non-Convertible Bonds 0.6%
U.S. Government & Agency Obligations 4.2%
100.0%

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022
9
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $106,189,931) $ 238,563,832
Cash 15,546,309
Receivables:
Fund shares sold 160,416
Investment securities sold 257,296
Dividends and interest 357,038
Prepaid expenses 26,135
Total Assets
254,911,026
LIABILITIES
Payables:
Fund shares redeemed 33,884
Accrued Liabilities:
Investment Adviser fees 118,350
Fund services fees 25,983
Other expenses 64,158
Total Liabilities
242,375
NET ASSETS
$ 254,668,651
COMPONENTS OF NET ASSETS
Paid-in capital $ 116,410,599
Distributable earnings 138,258,052
NET ASSETS
$ 254,668,651
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,639,238
A Shares 66,520
Institutional Shares 4,340,351
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $141,242,475) $ 25.05
A Shares (based on net assets of $1,702,851) $ 25.60
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 27.16
Institutional Shares (based on net assets of $111,723,325) $ 25.74
*Shares redeemed or exchanged within 180 days of purchase are charged a 2.00% redemption fee.

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2022
10
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,108) $ 5,009,491
Interest income 124,854
Total Investment Income
5,134,345
EXPENSES
Investment Adviser fees 2,146,799
Fund services fees 341,763
Transfer agent fees:
Investor Shares 53,470
A Shares 1,058
Institutional Shares 11,437
Distribution fees:
A Shares 5,333
Custodian fees 28,062
Registration fees:
Investor Shares 16,706
A Shares 4,472
Institutional Shares 16,128
Professional fees 45,409
Trustees' fees and expenses 8,767
Other expenses 227,960
Total Expenses 2,907,364
Fees waived
(575,210)
Net Expenses
2,332,154
NET INVESTMENT INCOME
2,802,191
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
5,374,199
Foreign currency transactions
(2)
Net realized gain
5,374,197
Net change in unrealized appreciation (depreciation) on investments
(18,353,028)
NET REALIZED AND UNREALIZED LOSS
(12,978,831)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (10,176,640)

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
11
See Notes to Financial Statements.
For the Year
Ended
June 30, 2022
For the Year
Ended
June 30, 2021
OPERATIONS Shares Shares
Net investment income $ 2,802,191 $ 2,770,668
Net realized gain 5,374,197 2,955,272
Net change in unrealized appreciation (depreciation) (18,353,028) 62,170,452
Increase (Decrease) in Net Assets Resulting from
Operations
(10,176,640) 67,896,392
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (3,650,878) (3,012,681)
A Shares (39,990) (59,813)
Institutional Shares (2,962,207) (2,336,853)
Total Distributions Paid
(6,653,075) (5,409,347)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 17,845,684 654,788 4,680,876 194,993
A Shares 12,724 485 – –
Institutional Shares 6,388,132 229,916 5,533,880 221,073
Reinvestment of distributions:
Investor Shares 3,486,919 127,842 2,896,793 123,714
A Shares 39,492 1,425 57,709 2,423
Institutional Shares 2,860,173 102,095 2,260,120 94,164
Redemption of shares:
Investor Shares (13,444,920) (497,940) (12,864,029) (546,001)
A Shares (708,337) (25,187) (1,131,536) (46,041)
Institutional Shares (7,253,207) (261,439) (6,341,551) (265,234)
Redemption fees:
Investor Shares
3,856
–
1,470
–
A Shares
43
–
27
–
Institutional Shares
2,934
–
1,162
–
Increase (Decrease) in Net Assets from Capital Share
Transactions 9,233,493 331,985 (4,905,079) (220,909)
Increase (Decrease) in Net Assets (7,596,222) 57,581,966
NET ASSETS
Beginning of Year
262,264,873 204,682,907
End of Year
$ 254,668,651 $ 262,264,873

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
12
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2022 2021 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 26.69 $ 20.39 $ 22.34 $ 22.25 $ 21.95
INVESTMENT OPERATIONS
Net investment income (a) 0.27 0.27 0.29 0.28 0.26
Net realized and unrealized gain (loss)
(1.22) 6.59 (0.87) 1.18 1.28
Total from Investment Operations
(0.95) 6.86 (0.58) 1.46 1.54
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.28) (0.30) (0.29) (0.30) (0.25)
Net realized gain
(0.41) (0.26) (1.08) (1.07) (0.99)
Total Distributions to Shareholders
(0.69) (0.56) (1.37) (1.37) (1.24)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 25.05 $ 26.69 $ 20.39 $ 22.34 $ 22.25
TOTAL RETURN
(3.77)% 34.03% (3.17)% 7.08% 6.97%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 141,242 $ 142,915 $ 113,810 $ 137,995 $ 161,032
Ratios to Average Net Assets:
Net investment income 0.99% 1.13% 1.34% 1.25% 1.14%
Net expenses 0.92% 0.92% 0.95% 0.98% 0.98%
Gross expenses (c) 1.08% 1.09% 1.10% 1.11% 1.10%
PORTFOLIO TURNOVER RATE 1% 1% 2% 3% 3%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
13
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2022 2021 2020 2019 2018
A SHARES SHARES
NET ASSET VALUE, Beginning of Year
$ 27.20 $ 20.76 $ 22.70 $ 22.56 $ 22.23
INVESTMENT OPERATIONS
Net investment income (a) 0.18 0.19 0.23 0.22 0.20
Net realized and unrealized gain (loss)
(1.25) 6.72 (0.89) 1.21 1.29
Total from Investment Operations
(1.07) 6.91 (0.66) 1.43 1.49
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.12) (0.21) (0.20) (0.22) (0.17)
Net realized gain
(0.41) (0.26) (1.08) (1.07) (0.99)
Total Distributions to Shareholders
(0.53) (0.47) (1.28) (1.29) (1.16)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 25.60 $ 27.20 $ 20.76 $ 22.70 $ 22.56
TOTAL RETURN(c)
(4.07)% 33.60% (3.47)% 6.80% 6.68%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 1,703 $ 2,443 $ 2,770 $ 2,664 $ 2,782
Ratios to Average Net Assets:
Net investment income 0.64% 0.78% 1.06% 0.98% 0.87%
Net expenses 1.25% 1.25% 1.25% 1.25% 1.25%
Gross expenses (d) 1.65% 1.52% 1.51% 1.53% 1.44%
PORTFOLIO TURNOVER RATE 1% 1% 2% 3% 3%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
14
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 27.38 $ 20.88 $ 22.81 $ 22.66 $ 22.29
INVESTMENT OPERATIONS
Net investment income (a) 0.31 0.31 0.33 0.33 0.31
Net realized and unrealized gain (loss)
(1.26) 6.75 (0.88) 1.19 1.30
Total from Investment Operations
(0.95) 7.06 (0.55) 1.52 1.61
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.28) (0.30) (0.30) (0.30) (0.25)
Net realized gain
(0.41) (0.26) (1.08) (1.07) (0.99)
Total Distributions to Shareholders
(0.69) (0.56) (1.38) (1.37) (1.24)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 25.74 $ 27.38 $ 20.88 $ 22.81 $ 22.66
TOTAL RETURN
(3.66)% 34.19% (3.00)% 7.24% 7.20%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 111,723 $ 116,907 $ 88,103 $ 90,958 $ 71,644
Ratios to Average Net Assets:
Net investment income 1.11% 1.25% 1.51% 1.43% 1.34%
Net expenses 0.80% 0.80% 0.80% 0.80% 0.80%
Gross expenses (c) 1.08% 1.09% 1.10% 1.10% 1.10%
PORTFOLIO TURNOVER RATE 1% 1% 2% 3% 3%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
15
Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
16
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2022, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
17
the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2022, the Fund had $15,296,309 at
U.S. Bank that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC
(doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings
LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the year ended June 30, 2022 , there were $775 front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares. The Distributor received $101 of the total front-end sales charge.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the calendar year ended December 31, 2021, each Independent Trustee’s annual retainer was
$31,000 ($41,000 for the Chairman). Effective January 1, 2022, each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Fund.
Note 5. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2022. These contractual waivers may only be raised or eliminated with consent

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
18
of the Board. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions may be reduced or eliminated at any time. For the year ended June 30, 2022 , the fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2022 , $1,2 94 , 885 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended June 30, 2022 , totaled $2,321,981 and $15,093,208 .
Note 7. Federal Income Tax
As of June 30, 2022 , cost for federal income tax purposes is $106,198,640 and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2022, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 485,293 $ 89,917 $ 575,210
Gross Unrealized Appreciation
$ 139,748,905
Gross Unrealized Depreciation
(7,383,713)
Net Unrealized Appreciation
$ 132,365,192
2022 2021
Ordinary Income $ 2,713,355 $ 2,913,466
Long-Term Capital Gain 3,939,720 2,495,881
$ 6,653,075 $ 5,409,347
Undistributed Ordinary Income
$ 1,444,982
Undistributed Long-Term Gain
4,447,878
Unrealized Appreciation
132,365,192
Total
$ 138,258,052

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
19
To the Board of Trustees of Forum Funds
and the Shareholders of Auxier Focus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Auxier Focus Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of June 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
August 24, 2022

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022
20
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees and CDSC fees, and (2) ongoing costs, including management fees,
12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2022 through June 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees, and CDSC fees.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
January 1, 2022
Ending
Account Value
June 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 908.26 $ 4.35 0.92%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.23 $ 4.61 0.92%
A Shares
Actual $ 1,000.00 $ 906.52 $ 5.91 1.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.60 $ 6.26 1.25%
Institutional Shares
Actual $ 1,000.00 $ 908.57 $ 3.79 0.80%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.83 $ 4.01 0.80%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022
21
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 100 % for the qualified dividend rate (QDI) and 2.22 % of its income dividends as qualified interest income exempt from U.S. tax for foreign shareholders
(QII) as defined in Section 1(h)(11) of the Code. The Fund also designates 0.01% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the Fund designates
$3,939,720 as long term capital gain dividends for the year.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 328-9437.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022
22
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and Vice
President
Chief Compliance Officer
2008-2016 and 2021-current;
Vice President since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-ANR-0622

ANNUAL REPORT
JUNE 30, 2022

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
JUNE 30, 2022
DF Dent Growth Funds
Performance (Unaudited) 1
DF Dent Premier Growth Fund
A Message to Our Shareholders (Unaudited) 2
Management Discussion of Fund Performance (Unaudited) 9
Performance Chart and Analysis (Unaudited) 14
Schedule of Investments 15
Statement of Assets and Liabilities 17
Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
DF Dent Midcap Growth Fund
A Message to Our Shareholders (Unaudited) 21
Performance Chart and Analysis (Unaudited) 27
Schedule of Investments 29
Statement of Assets and Liabilities 31
Statement of Operations 32
Statements of Changes in Net Assets 33
Financial Highlights 34
DF Dent Small Cap Growth Fund
A Message to Our Shareholders (Unaudited) 37
Performance Chart and Analysis (Unaudited) 43
Schedule of Investments 45
Statement of Assets and Liabilities 47
Statement of Operations 48
Statements of Changes in Net Assets 49
Financial Highlights 50
DF Dent Growth Funds
Notes to Financial Statements 52
Report of Independent Registered Public Accounting Firm 59
Additional Information (Unaudited) 61

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
PERFORMANCE (Unaudited)
JUNE 30, 2022
Performance for the three DF Dent Growth Funds (for periods ending 06/30/2022 ) is detailed in the table below.
N/A - Periods which exceed the life of the particular fund.
1
Institutional Shares commenced operations on November 29, 2017 and November 20, 2017 for the DF Dent
Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively. Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares. Cumulative performance reflects a blended return, too.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. Returns greater than one year are annualized, except cumulative returns.
DF Dent
Premier Growth Fund
DF Dent
Midcap Growth Fund
Institutional Shares
1
DF Dent
Small Cap Growth Fund
Institutional Shares
1
Benchmark S&P 500® Index Russell Midcap Growth Index Russell 2000 Growth Index
6 Months
Fund - 27.85% - 30.38% - 30.11%
Benchmark - 19.96% - 31.00% - 29.45%
Fund vs Benchmark - 7.89% + 0.62% + 0.66%
12 Months
Fund - 23.05% - 26.95% - 25.27%
Benchmark - 10.62% - 29.57% - 33.43%
Fund vs Benchmark - 12.43% + 2.62% + 8.16%
3 Years
Fund + 5.59% + 2.90% + 4.21%
Benchmark + 10.60% + 4.25% + 1.40%
Fund vs Benchmark - 5.01% - 1.35% + 2.81%
5 Years
Fund + 12.25% + 10.10% + 9.40%
Benchmark + 11.31% + 8.88% + 4.80%
Fund vs Benchmark + 0.94% + 1.22% + 4.60%
10 Years
Fund + 12.89% + 12.21% N/A
Benchmark + 12.96% + 11.50% N/A
Fund vs Benchmark - 0.07% + 0.71% N/A
Since Inception
Fund + 9.19% + 11.36% + 9.07%
Benchmark + 7.71% + 9.95% + 6.48%
Fund vs Benchmark + 1.48% + 1.41% + 2.59%
Cumulative Since Inception
Fund + 531.45% + 226.71% + 112.09%
Benchmark + 374.45% + 183.76% + 72.21%
Fund vs Benchmark + 157.00% + 42.95% + 39.88%
Inception Date 07/16/2001 07/01/2011 11/01/2013

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
Dear Fellow Shareholders,
This letter pertains to the DF Dent Premier Growth Fund (the “Fund”) while the two following letters pertain to the DF Dent Midcap Growth Fund and the DF Dent Small Cap Growth Fund, respectively. During the Fund’s life over the past twenty-one years, we have had three recessions (including the “Great Recession”), five national elections as well as a failed insurrection, one pandemic, four U.S. Presidents, four Chairs of the Federal Reserve, ongoing military conflicts in the Mideast and Asia, two short bear markets, and a twelve-year bull market (2009-
2021), which rolled over to a bear market this past year.
This has been an
Annus Horribilis
for stocks. In fact, the first six months of 2022 have been the worst start of a calendar year since 1970 as measured by the S&P 500 Index (the “Index”). Very little has been spared as this has also been the worst start in history for the bond market.
However, bear markets beget bull markets, just as the tide ebbs and floods but with less predictability. In fact, according to
Bespoke Group
, each of the seven market declines of 20% or more over two quarters since WWII, has been followed by a recovery which has averaged +31% over the following year. We would be happy this coming year with a reasonable piece of that recovery.
New Investments and Deletions
Your Adviser eliminated positions in Black Knight, Inc. (BKI), Cable One, Inc. (CABO), Coupa Software (COUP),
Envestnet (ENV), Masimo Corp (MASI), Roper Technologies, Inc. (ROP), Shopify, Inc. (SHOP), Sprout Social, Inc.
(SPT), and Twilio, Inc. (TWLO), during the year. New positions were established in Microsoft Corp. (MSFT) and
WillScot Mobile Mini Holdings Corp. (WSC).
Microsoft Corp. (MSFT) is a global technology vendor whose business supports enterprise productivity and makes collaboration simpler. Under the leadership of CEO Satya Nadella, MSFT has substantially changed its business, investing in the secular shift to cloud computing. Today, MSFT is the dominant player in three software oligopolies - Windows, Office, and Server - which has enabled it to invest in its
Commercial Cloud initiative, including Azure (a fourth oligopoly). Azure could ultimately become as large as (or larger than) its other lines of business as organizations move towards multi-cloud architectures and enterprises of all sizes embark on digital transformation initiatives. In addition to MSFT’s operating system businesses, the company also develops video game content and consoles and is working to convert these to subscription-based models. We expect MSFT will grow its sales at a high-single-digit rate and compound its earnings per share at a double-digit rate for the foreseeable future.
WillScot Mobile Mini Holdings Corp. (WSC) is a specialty rental company that provides temporary modular space and storage solutions (offices, workspaces, storage containers, etc.) to a variety of construction/commercial/industrial end markets. It operates primarily in the United States but also has a small footprint in the United Kingdom and Canada. We view WSC as a high-quality company with good revenue visibility and a diverse end customer base. Unit economics are impressive with long asset lives (20-plus years) and a quick payback on invested capital. WSC is by far the largest operator in

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
the space, and the company’s size provides scale and density advantages with a large branch network and salesforce. We expect WSC to compound its free cash flow in the double digits over the next three to five years through organic unit and pricing growth, increased sales of value-added products and services (VAPS), and M&A.
Expense Ratio Management
The gross operating expense ratio for the Fund is 1.11%. Effective with the November 1, 2019 Prospectus, the
Fund’s Adviser agreed to reimburse expenses and waive management fees so that the annual net expense ratio does not exceed 0.99%. Your Adviser has extended this agreement through October 31, 2022. The history of expense reimbursements and management fee waivers by the Adviser is shown below:
Year Ending Expense Reimbursement
Management Fee
Waived
06/30/02 $ 60,201 $ 60,019
06/30/03 38,066 90,163
06/30/04 – 129,060
06/30/05 – 141,907
06/30/06 – 142,664
06/30/07 – 161,128
06/30/08 – 95,665
06/30/09 – 234,053
06/30/10 – 204,148
06/30/11 – 211,784
06/30/12 – 240,847
06/30/13 – 235,380
06/30/14 – 220,476
06/30/15 – 175,996
06/30/16 – 135,822
06/30/17 – 123,930
06/30/18 – 146,156
06/30/19 – 163,859
06/30/20 – 313,721
06/30/21 – 400,966
06/30/22 – 383,052
Total $ 98,267 $ 4,010,796

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
Portfolio Turnover
2
Annual portfolio turnover since inception has been as follows:
2002
3
0% 2009 16% 2016 20%
2003 14% 2010 8% 2017 13%
2004 20% 2011 21% 2018 16%
2005 7% 2012 14% 2019 23%
2006 25% 2013 19% 2020 23%
2007 17% 2014 25% 2021 14%
2008 21% 2015 25% 2022 18%
2
Percentage calculated based on total value of long term investments.
3
The Fund commenced operations on July 16, 2001 with its initial fiscal year ending on June 30, 2002.
The average annual portfolio turnover over the Fund’s 21 year history has been 17.0%.
We believe these low portfolio turnover rates are consistent with our investment strategy of holding positions for long periods and minimizing transaction expenses for shareholders. Brokerage expenses for this fiscal year’s trading again amounted to less than one cent per share of your Fund based upon the 7.9 million shares outstanding as of June 30, 2022. Thus, trading expenses remained low owing to low portfolio turnover.
Asset Allocation
4
4
Percentage calculated based on total value of investments.
For the above table, we define the midcap range as $3.0 to $20.0 billion and define small and large cap as below and above this range, respectively. As of 12/31/21, we have defined mega cap as companies with market capitalizations over $100 billion and large cap as companies with market capitalizations in the $20.0 to $100.0 billion range. Three holdings, Microsoft (MSFT), Alphabet (GOOG), and Amazon (AMZN) in fact had market capitalizations exceeding $1 trillion.
Mega
Capitalization
Large
Capitalization
Mid
Capitalization
Small
Capitalization
Reserve
Funds
Total
Fund
06/30/13 0.0% 51.3% 40.4% 5.6% 2.7% 100.00%
06/30/14 0.0% 75.5% 21.8% 2.5% 0.2% 100.00%
06/30/15 0.0% 46.5% 38.9% 12.3% 2.3% 100.00%
06/30/16 0.0% 53.4% 35.1% 11.4% 0.1% 100.00%
06/30/17 0.0% 62.8% 29.3% 7.9% 0.0% 100.00%
06/30/18 0.0% 72.2% 18.5% 9.2% 0.1% 100.00%
06/30/19 0.0% 77.6% 11.3% 8.6% 2.5% 100.00%
06/30/20 0.0% 69.7% 28.0% 2.2% 0.1% 100.00%
06/30/21 0.0% 76.2% 23.4% 0.0% 0.4% 100.00%
06/30/22 41.0% 38.7% 20.2% 0.0% 0.1% 100.00%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
The appreciation of Small Capitalization companies in your Fund resulted in many having “graduated” to Mid-
Capitalization and leaving no Small Capitalization stocks with market capitalizations below $3 billion as of
06/30/21 and 06/30/22.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
Our thought process is that if we invest 3% in a stock at a price of $40, should we maintain a 4.5% position in the same company when its valuation is 50% higher and the stock reaches $60? Do we want a 50% larger position at a 50% higher valuation? When the answer is “No,” such stocks become trim candidates, and the gain is recycled into companies with more attractive valuations.
By industry standards, your Fund’s holdings as of June 30, 2022 may be considered reasonably concentrated or “focused.” As of June 30, 2022 your Fund’s position in Visa, Inc. (V), Alphabet (GOOG), and Thermo Fisher
Scientific (TMO) were all over 5%. As discussed at the end of the Management Discussion and Financial
Performance later in this report, this concentration in the largest positions has aided performance in both 2021, a good market year, and in 2022, a poor market year.
Market Factors and Strategy
While there have been many developments contributing to the 2022 market decline, foremost amongst them is inflation and the Federal Reserve’s (the “Fed’s”) policy shift to combat it. As a reference point for the Fed policy change, one needs to go back to 1981 when the Federal Reserve, led by its Chairman Paul Volcker, embarked on a program of raising interest rates and contracting the money supply to gain control over what had been a strong inflationary buildup over the prior decade. The numbers are different, but the change in monetary policy, which was successful in dampening inflation in 1981 was similar to what is happening today.
% of the Fund Average Size of Top 10
06/30/13 44.95% 4.50%
06/30/14 42.36% 4.20%
06/30/15 42.80% 4.30%
06/30/16 4 3 .92% 4.4 0%
06/30/17 43.71% 4.40%
06/30/18 40.89% 4.10%
06/30/19 38.17% 3.80%
06/30/20 39.59% 4.00%
06/30/21 39.32% 3.90%
06/30/22 45.82% 4.60%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
* 1980, 2020, and Post-Covid S&P Earnings Yield levels are the low, high and low values for their periods, respectively.
Source: Bloomberg
Just as today's chairman, Jerome Powell, has indicated an increase in interest rates to deal with today's inflation, the then-chairman Paul Volcker faced a similar situation with even higher inflation and interest rates.
He raised interest rates immediately after taking office and eventually drove unemployment to 11% in 1981.
Chairman Powell has indicated his admiration for the strong medicine applied during Paul Volcker's term.
We have experienced a 40+ year period of declining interest rates, which in the summer of 2020 fell to 0.51%
as measured by the 10-year Treasury versus 13.65% in 1980. This period has been characterized by a long-
term bull market in equities related to the decline in the return from fixed income instruments. During the most recent quarter, the Federal Reserve reversed its low interest rate monetary policy which had driven up the value of equities over the past 40 years.
The Federal Reserve's monetary policy today is a two-pronged approach. First, its intent to raise interest rates has been well telegraphed and already resulted in long-term mortgages increasing from 3% at the beginning of this year to a current level of 6%. Secondly, it has indicated its intent to shrink its balance sheet. That balance sheet increased from $3 trillion to $9 trillion through its asset accumulation program (purchasing bonds and mortgage-backed securities) in order to inject liquidity (cash paid for these financial assets) into the economy.
Now it is time to soak up some of that excess liquidity in the economy, which should also put upward pressure on yields.
What does this all mean for stocks? The declining interest rates over the past 40 years represented the wind at the back of stock valuations. Along with growth in the economy and corporate earnings, the decline in interest rates is widely believed to have increased equity valuations even further to the extent that equities arguably became overvalued in the 2016–2019 timeframe. As can be seen in the chart above, the S&P 500's PE ratio increased from 9X to 32X prior to this year's decline. The increase in interest rates, as already telegraphed by the Federal Reserve, is having a dampening effect on equity valuations. Our conclusion is that we do not expect a severe contraction in equity valuations beyond what has already been experienced year to date, but we foresee a re-rating of equity valuations to more normal levels, consistent with higher interest rates. Stated differently, we would say that some of the air is being taken out of excessive valuations which developed in the
2016–2020 time period of near zero interest rates.
Note in the chart below how the 30-year bond price (broad broken line) and the stock market 12-month forward
P/E (bold line) have both declined by about 25% in 2022 (100-25= 75). At the same time, the stock market
1980
Peak
2020
Trough
Post-Covid
Peak
10 Year US Treasury Yield
13.65% 0.51% 3.47%
Trailing Twelve Months S&P 500 P/E
9.6 14.4 32.3
Trailing Twelve Months S&P 500 Earnings Yield*
10.4% 6.9% 3.1%
YoY US CPI Based Inflation
14.8% 0.1% 9.1%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
12-month forward EPS (narrow broken line) has been steady. The 2022 stock market decline has been largely in synchronization with higher interest rates whereby both stocks and bonds have declined in the neighborhood of 20-25%.
Source: BCA Research, www.bcaresearch.com, Used with permission (all values rebased to 100)
Your Fund’s commitment to best-in-class* growth companies led by talented and ethical management teams is resolute. We have structured your Fund’s portfolio in a diversified group of such growth equities. We anticipate their growth going forward will drive strong earnings and stock returns over the next few years. In our view, much of the excess valuation has been removed from equities this year, and as a result, growth companies are more attractively positioned today.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
Respectively Submitted,
* The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change. Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best-in-class.”
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund may invest in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Fund will typically invest in the securities of fewer issuers. If the Premier Fund’s portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in that sector.
The S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell Small Cap
Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.
Daniel F. Dent Bruce L. Kennedy
Matthew F. Dent Gary D. Mitchell

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2022
Recent Performance
For the fiscal year ending June 30, 2022, the DF Dent Premier Growth Fund (the “Fund”) experienced a net decline of -23.05% versus a net decline of -10.62% for the S&P 500 Index (the “Index”), the benchmark we use for performance comparisons. Performance versus the Index for various periods ending June 30, 2022 was as follows:
Past performance is not indicative of future performance.
In the past six months, your Fund experienced a return of -27.85%, 7.89% behind the Index. The Fund’s performance for the fiscal year was equally disappointing declining by -23.05% versus a decline of -10.62% for the Index. As discussed in the following section, value stocks outperformed growth stocks over the past year.
The Index is evenly divided between value and growth which made for difficult comparisons.
Market Factors
The market factors having the greatest impact on the Fund’s performance included:
1. Interest Rates : As mentioned in the preceding Shareholders Letter, calendar year 2022 has been the worst start in history for the bond market. That has impacted financial assets across the board, but particularly “long duration” bonds and growth stocks. The longer the duration and maturity of bonds, the greater the decline during a period of rising interest rates. The same is true for growth stocks, which are priced more heavily on future anticipated returns than current value or income. The increase in interest rates as measured by the
10-year US Treasury, from below 1% in 2020 to 2.95% on June 30, 2022, had a very detrimental effect on the valuation of growth stocks, such as those held by the Fund.
2. Inflation : While the inflationary surge in 2022 cannot be separated from its impact on interest rates, inflation increased the cost of goods for many companies, which in some cases pressured profit margins. We seek to identify companies that will find success in any economic environment. In inflationary environments, businesses with unique and mission-critical offerings can pass along price increases to their customers and continue to thrive. We look to invest in companies with this pricing power. Many companies that we own actually lower overall costs and increase returns on investment for their customers. Even still, commodity vendors such as natural resource and energy companies benefit disproportionately from inflation and fared well in 2022. Those companies were not well represented in the Fund.
Period Ending 06/30/2022
DF Dent
Premier Growth Fund S&P 500 Index
Outperformance
(Underperformance)
Six Months - 27.85% - 19.96% - 7.89%
Twelve Months - 23.05% - 10.62% - 12.43%
Three Years (annualized) + 5.59% + 10.60% - 5.01%
Five Years (annualized) + 12.25% + 11.31% + 0.94%
Ten Years (annualized) + 12.89% + 12.96% - 0. 07%
Since Inception (7/16/2001) (annualized) + 9.19% + 7.71% + 1.48%
Since Inception (7/16/2001) (cumulative) + 531.45% + 374.45% + 157.00%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2022
3. Supply disruption and lock down : Supply chains were disrupted severely in many cases in 2022. This was particularly evident within technology where many parts needed to be shipped from East and Southeast Asia, in particular Shanghai, China, where a lockdown occurred. Trade barriers, tariffs, and shipping disruptions contributed to production delays.
4. Sector rotation away from growth : After three years of outperforming value, growth took a backseat to value in the late 2020-2022 time frame. Leadership rotation is a normal and beneficial development so that one strategy does not become excessively overvalued. With perfect 20/20 hindsight, we can now conclude that growth did become somewhat overvalued in the 2016-2019 time period.
5. The Russia/Ukraine War : The war has had a major negative impact on shipping, food supplies, energy costs, and in particular the European economy. It remains an ongoing tragedy and major uncertainty for the world’s economy.
Sector Allocation and Attribution
Your Fund’s two largest Sector weightings were Health Care (21.8% versus 15.3% for the Index) and Information
Technology (26.4% versus 26.8% for the Index). Coming off a +46.24% return for the sector in fiscal 2021
(ending on 06/30/2021) for your Fund, Health Care was due for a rest, and that occurred in fiscal 2022 with a
-27.4% return. The stocks of all your Fund’s Health Care companies except for Thermo Fisher Scientific suffered declines in fiscal 2022. Health Care companies are generally considered to be defensive in that they are not as dependent upon the overall economy. This was the case for that Sector within the Index, but not within the Fund as many of its stocks entered the fiscal year with very strong prior-year performance and were likely due for a pause. We continue to have confidence in the securities we own in the Health Care sector over the longer term.
Your Fund’s weighting in Information Technology was comparable to the Index. Positions in Black Knight (BKI),
Cable One, Inc. (CABO), Coupa Software, Inc. (COUP), Envestnet, Inc.(ENV), Roper Technologies (ROP), Shopify
(SHOP), Sprout Social (SPT), and Twilio, Inc. (TWLO) were eliminated during the year. Proceeds from these sales were used to increase positions in larger capitalization companies CrowdStrike Holdings (CRWD) and
QUALCOMM Incorporated (QCOM). Your Fund also initiated a position in Microsoft Corporation (MSFT) which has recently demonstrated excellent growth in its major divisions.
The Fund’s underweighting in Communication Services, Consumer Discretionary, and Financials, as well as its overweighting in Industrials, all made positive contributions to performance versus the Index. The avoidance of the Energy Sector, which had enhanced relative performance in recent years, hurt relative performance in 2022 as energy prices soared. Your Adviser has not invested in energy companies in recent years because their stock prices tend to be driven by commodity pricing (crude oil and natural gas) more so than organic growth.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2022
The following bar chart displays the Fund’s weighting as of June 30, 2022 versus each of the 11 Sectors of the
Index.
Source: FactSet
Individual Stock Performance
The best and worst individual stock performers for the Fund over the past fiscal year regardless of portfolio weighting were:
Five Best Performers :
1. Dollar General Corp. (DG) +14.35%
2. Markel Corp. (MKL) +8.98%
3. Thermo Fisher Scientific, Inc. (TMO) +7.91%
4. Waste Connections, Inc. (WCN) +4.52%
5. Roper Technologies, Inc. (ROP)* +2.31%
Five Worst Performers :
1. Shopify, Inc. (SHOP)* -65.92%
2. Okta, Inc. (OKTA) -63.05%
3. Illumina, Inc. (ILMN) -61.04%
4. Coupa Software, Inc. (COUP)* -56.63%
5. Twilio, Inc. (TWLO)* -55.68%
*Eliminated as of year end.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2022
The best and worst contributors in terms of total percent contribution to your Fund’s performance (combination of individual performance and weighting) were:
Five Best Contributors :
1. Markel Corp. (MKL) + 0.21%
2. Thermo Fisher Scientific, Inc. (TMO) + 0.19%
3. Dollar General Corp. (DG) + 0.07%
4. Roper Technologies, Inc. (ROP)* + 0.04%
5. Waste Connections, Inc. (WCN) + 0.02%
Five Worst Contributors :
1. Illumina, Inc. (ILMN) - 2.70%
2. Intuitive Surgical, Inc. (ISRG) - 1.39%
3. Amazon, Inc. (AMZN) - 1.34%
4. Cable One, Inc. (CABO)* - 1.11%
5. ANSYS, Inc. (ANSS) - 0.98%
*Eliminated as of year end.
Capital Gains Distribution Policy
Your Fund is required to distribute its net realized capital gains each year. The Fund distributed long-term and short-term capital gains of $3.38221 and $0.25453 respectively per share in December 2021.
The record of capital gains distributions per share since inception (07/16/2001) follows:
A shareholder who initially invested $10.00 at inception (07/16/2001) and then subsequently reinvested all the above cash distributions in additional shares at the time of each distribution would have accumulated a total value of $63.15 ($10 initial investment plus $53.15 of income and appreciation of reinvestments). The difference between $63.15 and the 06/30/2022 share price of $35.60 is the reinvestment of prior cash distributions each year in additional shares and the appreciation of those reinvestments. If that shareholder had
December Amount per Share
2005 $ 0.10
2006 0.17
2007 0.24
2008 0.27
2015 3.32
2016 1.08
2017 2.85
2018 2.48
2019 2.61
2020 1.03
2021 3.64
Total $ 17.79

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2022
invested instead $10.00 in the Index at inception, the total value before deducting the Index Fund’s low fees would have been $47.45 ($10 initial investment plus $37.45 income and appreciation of reinvestments). This is the result of reinvestment of distributions in shares which appreciated over the years.
Elimination and Focus
The Adviser’s strategy during the 2022 bear market has been to eliminate the weaker holdings, as shown earlier by the sale of three of the five worst performers, and to maintain core positions in the highest consistent long-
term growth companies as listed below. It is your Adviser’s belief that, although the end of the bear market cannot be predicted, capital returning to the markets will gravitate to those companies which possess a solid track record of growth through business cycles. The five largest positions, which represent this focus, are multi-
year holdings and are listed below.
FIVE LARGEST EQUITY HOLDINGS
June 30, 2022
26.54% of your Fund’s net assets were responsible for -9.33% of your Fund’s -23.05% decline of the year’s return (-2.15% divided by -23.05%). In the prior fiscal year (ending 06/30/2021) the five largest positions constituted 21.5% of the Fund and generated 26.8% of the Fund’s +30.96% return. The point to be made is that the concentration in the five largest holdings aided performance in a good year and provided some relative downside protection with its -2.15% decremental contribution in a down year.
The Fund did not invest in any derivative instruments during the past year.
The views in this report were those of the Fund’s Adviser as of June 30, 2022, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
Percent of
Contribution to
2021 Return
87,093 Visa, Inc. $ 1,989,405 $ 17,147,741 6.15% -0.68%
7,702 Alphabet, Inc. 11,013,006 16,847,740 6.04  -0.83
25,864 Thermo Fisher Scientific, Inc. 6,373,016 14,051,394 5.04  +0.19
42,451 Mastercard, Inc. 6,117,748 13,392,441 4.80  -0.64
51,115 Danaher Corp. 5,911,066 12,958,675 4.64  -0.19
$ 31,404,241 $ 74,397,991 26.67% -2.15%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2022
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Premier Growth Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index ("S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Premier Growth Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.11%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October
31, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. Prior to June 25, 2021, shares redeemed within 60 days of purchase were charged a
2.00% redemption fee. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.
Average Annual Total Returns
Periods Ended June 30, 2022 One Year Five Year Ten Year
DF Dent Premier Growth Fund -23.05% 12.25% 12.89%
S&P 500® Index -10.62% 11.31% 12.96%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2022
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 100.4%
Communication Services - 6.0%
7,702 Alphabet, Inc., Class C
(a)
$ 16,847,740
Consumer Discretionary - 7.5%
67,180 Amazon.com, Inc.
(a)
7,135,188
94,213 CarMax, Inc.
(a)
8,524,392
21,606 Dollar General Corp. 5,302,977
20,962,557
Financials - 7.9%
5,395 Markel Corp.
(a)
6,977,084
15,337 Moody's Corp. 4,171,204
32,044 S&P Global, Inc.
(a)
10,800,750
21,949,038
Health Care - 21.9%
7,000 Azenta, Inc. 504,700
28,756 Bio-Techne Corp. 9,967,980
51,115 Danaher Corp. 12,958,675
9,038 IDEXX Laboratories, Inc.
(a)
3,169,898
32,948 Illumina, Inc.
(a)
6,074,293
48,476 Intuitive Surgical, Inc.
(a)
9,729,618
4,600 Teleflex, Inc. 1,130,910
25,864 Thermo Fisher Scientific, Inc. 14,051,394
17,033 Veeva Systems, Inc., Class A
(a)
3,373,215
60,960,683
Industrials - 18.2%
112,970 CoStar Group, Inc.
(a)
6,824,518
136,144 Fastenal Co. 6,796,309
81,851 HEICO Corp., Class A 8,625,458
19,445 TransDigm Group, Inc.
(a)
10,435,548
31,679 Verisk Analytics, Inc. 5,483,318
86,545 Waste Connections, Inc. 10,728,118
55,000 WillScot Mobile Mini Holdings
Corp.
(a)
1,783,100
50,676,369
Information Technology - 26.5%
37,054 ANSYS, Inc.
(a)
8,866,652
8,747 Atlassian Corp. PLC, Class A
(a)
1,639,188
79,545 BlackLine, Inc.
(a)
5,297,697
23,308 Crowdstrike Holdings, Inc.,
Class A
(a)
3,928,796
60,000 Guidewire Software, Inc.
(a)
4,259,400
42,451 Mastercard, Inc., Class A 13,392,441
16,200 Microsoft Corp. 4,160,646
16,980 Okta, Inc.
(a)
1,534,992
95,002 QUALCOMM, Inc. 12,135,555
87,093 Visa, Inc., Class A 17,147,741
23,000 Workiva, Inc.
(a)
1,517,770
73,880,878
Shares Security Description Value
Materials - 4.9%
47,000 Ecolab, Inc. $ 7,226,720
46,011 Vulcan Materials Co. 6,538,163
13,764,883
Real Estate - 7.5%
24,398 American Tower Corp. REIT 6,235,885
111,552 CBRE Group, Inc., Class A
(a)
8,211,343
20,267 SBA Communications Corp. REIT 6,486,453
20,933,681
Total Common Stock (Cost $151,547,423) 279,975,829
Money Market Fund - 0.0%
199,555 First American Treasury
Obligations Fund,
Class X, 1.31%
(b)
(Cost $199,555) 199,555
Investments, at value - 100.4% (Cost
$151,746,978) $ 280,175,384
Other Assets & Liabilities, Net - (0.4)% (1,239,854)
Net Assets - 100.0% $ 278,935,530
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 279,975,829
Level 2 - Other Significant Observable Inputs 199,555
Level 3 - Significant Unobservable Inputs –
Total $ 280,175,384

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2022
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 6.0%
Consumer Discretionary 7.5%
Financials 7.9%
Health Care 21.9%
Industrials 18.2%
Information Technology 26.5%
Materials 4.9%
Real Estate 7.5%
Money Market Fund 0.0%
Other Assets & Liabilities, Net (0.4)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2022
ASSETS
Investments, at value (Cost $151,746,978) $ 280,175,384
Receivables:
Fund shares sold 22,426
Dividends 91,026
Prepaid expenses 19,214
Total Assets
280,308,050
LIABILITIES
Payables:
Fund shares redeemed 630,091
Accrued Liabilities:
Investment adviser fees 685,468
Fund services fees 12,650
Other expenses 44,311
Total Liabilities
1,372,520
NET ASSETS
$ 278,935,530
COMPONENTS OF NET ASSETS
Paid-in capital $ 158,305,620
Distributable earnings 120,629,910
NET ASSETS
$ 278,935,530
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,836,075
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 35.60

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2022
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $12,128) $ 1,643,860
Interest income 163
Total Investment Income
1,644,023
EXPENSES
Investment adviser fees 3,942,594
Fund services fees 228,047
Custodian fees 43,587
Registration fees 26,378
Professional fees 51,588
Trustees' fees and expenses 11,296
Other expenses 67,861
Total Expenses 4,371,351
Fees waived
(430,406)
Net Expenses
3,940,945
NET INVESTMENT LOSS
(2,296,922)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 9,591,538
Net change in unrealized appreciation (depreciation) on investments
(97,488,548)
NET REALIZED AND UNREALIZED LOSS
(87,897,010)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (90,193,932)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2022 2021
OPERATIONS
Net investment loss $ (2,296,922) $ (2,218,054)
Net realized gain 9,591,538 23,015,840
Net change in unrealized appreciation (depreciation) (97,488,548) 83,849,044
Increase (Decrease) in Net Assets Resulting from Operations
(90,193,932) 104,646,830
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(30,915,090) (9,000,041)
CAPITAL SHARE TRANSACTIONS
Sale of shares 25,264,827 44,346,027
Reinvestment of distributions 29,644,714 8,533,709
Redemption of shares
(85,788,741) (61,324,523)
Redemption fees
7 10,390
Decrease in Net Assets from Capital Share Transactions
(30,879,193) (8,434,397)
Increase (Decrease) in Net Assets
(151,988,215) 87,212,392
NET ASSETS
Beginning of Year
430,923,745 343,711,353
End of Year
$ 278,935,530 $ 430,923,745
SHARE TRANSACTIONS
Sale of shares 550,556 1,012,607
Reinvestment of distributions 621,873 194,878
Redemption of shares
(1,990,603) (1,386,281)
Decrease in Shares
(818,174) (178,796)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2022 2021 2020 2019 2018
NET ASSET VALUE, Beginning of Year
$ 49.79 $ 38.91 $ 35.75 $ 32.13 $ 28.22
INVESTMENT OPERATIONS
Net investment loss (a) (0.27) (0.25) (0.11) (0.16) (0.15)
Net realized and unrealized gain (loss)
(10.28) 12.16 5.88 6.26 6.91
Total from Investment Operations
(10.55) 11.91 5.77 6.10 6.76
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(3.64) (1.03) (2.61) (2.48) (2.85)
Total Distributions to Shareholders
(3.64) (1.03) (2.61) (2.48) (2.85)
REDEMPTION FEES(a)
0.00(b) 0.00(b) – – –
NET ASSET VALUE, End of Year
$ 35.60 $ 49.79 $ 38.91 $ 35.75 $ 32.13
TOTAL RETURN
(23.05)% 30.96% 16.82% 21.14% 24.97%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 278,936 $ 430,924 $ 343,711 $ 212,004 $ 173,572
Ratios to Average Net Assets:
Net investment loss (0.58)% (0.57)% (0.30)% (0.51)% (0.50)%
Net expenses 0.99% 0.99% 1.00% 1.07% 1.09%
Gross expenses (c) 1.10% 1.11% 1.15% 1.20% 1.22%
PORTFOLIO TURNOVER RATE 18% 14% 23% 23% 16%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
Dear Fellow Shareholders:
We would like to welcome new Fund shareholders and thank long-term shareholders for their continued
confidence in the DF Dent Midcap Growth Fund (the “Fund”).
Performance
For the period July 1, 2021, through June 30, 2022, the Fund experienced a total return of -26.97% for Investor
Shares, -26.95% for Institutional Shares, and -26.92% for Institutional Plus Shares, outperforming the total return of -29.57% for the Russell Midcap Growth Index (the “Index”), which is the benchmark we use for performance comparisons, by +2.60%, +2.62%, and +2.65% respectively.
Expense Ratio
The gross operating expense ratio for the Fund is 1.00% for Investor Shares and 0.87% for Institutional and
Institutional Plus Shares. Per the Fund’s prospectus, your Fund’s Adviser has contractually agreed to waive a portion of its fees to limit the expense ratio to 0.98% for Investor Shares, 0.85% for Institutional Shares, and
0.79% for Institutional Plus Shares through October 31, 2022.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
Among the top 10 holdings, the position sizes range from 3.41% to 4.34%. We believe the concentration in the Fund’s top ten positions is appropriate at its current level and has the potential to enhance long-term performance.
Portfolio Commentary
While the Fund outperformed the benchmark for fiscal year, given the magnitude of the market correction so far in 2022, it is difficult to feel good about the performance. Many developments contributed to the market decline over the last year, but foremost amongst them is the pivot in the Federal Reserve’s monetary policy. It seems that 40 years of declining interest rates that fueled the bull market for equities have come to an end as substantial inflationary pressures are now forcing the Federal Reserve’s hand to tighten monetary policy.
Markets do not like uncertainty, and there is currently significant uncertainty as it relates to inflation, the path of interest rates, the likelihood of a recession, the course of the Russia/Ukraine conflict, and the Chinese economy, amongst other issues. In our view, markets have not necessarily bottomed, and if a recession is to come, there is likely more downside for investors. On the positive side, we expect that markets may begin to get better clarity on some of these issues as we get through the summer and into the fall. A recovery in equity
Top 10 Holdings 06/30/22
% of the Fund
37.53%

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
markets could follow. History would suggest a similar outcome and that major indices are well positioned over the next 12-month period.
Compression in valuation multiples
1
as a result of rising interest rates has been the key driver of the market declines over the last year as profits have generally remained healthy. We believe that we have seen a re-rating of equity valuations to more normal levels consistent with the recent increase in interest rates. In our view, much of the excess valuations have been removed from equities this year, and, as a result, growth stocks are more attractively positioned today. Small and medium-sized companies have seen even sharper re-ratings than their larger counterparts. The forward price-to-earnings (P/E) ratio for the broad Russell Midcap Index contracted by -30% from the end of 2021 to the end of 2Q22, while the large-cap Russell 1000 Index
2
P/E contracted -26%,
according to FactSet data. The valuation contraction for growth companies has been even more pronounced.
The forward P/E ratio for the Russell Midcap Growth Index has contracted -43% and -31% for the Russell 1000
Growth Index.
As economic growth slows, it will be more difficult for all companies to show earnings growth. Best-in-class
3
, niche-
dominant companies with unique products and services will have an edge. We suspect that this environment will favor active stock pickers as fundamentals (e.g., revenue and earnings growth) will be the driver of stock performance going forward, rather than multiple expansion. We seek to identify companies that will find success in any economic environment. In inflationary environments, businesses with unique and mission-critical offerings can pass along price increases to their customers and continue to thrive. We look to invest in companies with this pricing power. Many companies that we own actually lower overall costs and increase returns on investment for their customers. In economic contractions, companies with strong earnings durability often outperform. We seek these types of companies for your portfolio and have invested in a diversified group of high-quality growth companies.
The following companies are three of the best contributors to the Fund’s performance over the past year. We thought highlighting them would give you a sense of not only why we have invested in them on your behalf, but also why they have outperformed recently.
Markel Corp (MKL) is a diversified company that engages in underwriting specialty insurance and reinsurance for a variety of niche markets. Markel’s primary business is specialty insurance, in which it provides coverage for hard-to-place risks in niche markets ranging from specialized professional risks to summer camps, classic cars, and moon-bounce rentals. Unlike many insurers, Markel invests a majority of its shareholders’ equity in long-term equity investments in public and private companies.
We see the Markel Ventures business, Markel’s private investing arm, as becoming a bigger and bigger growth driver of Markel’s earnings. We have great respect for management’s long-term orientation and strong alignment with shareholders. We attribute the stock’s outperformance to that fact that MKL has continued to demonstrate further proof points over the course of the year that its efforts to improve insurance profitability are working. MKL’s insurance combined ratio improved in 2021 after several disappointing years. Strong investment portfolio performance and opportunistic stock buyback activity were further positives. With sentiment low following a period of lackluster results and capital allocation

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
missteps, MKL’s good news drove meaningful stock outperformance. We continue to view MKL as a well-managed compounder with an impressive approach to long-term value creation.
Verisk Analytics, Inc. (VRSK) is a leading provider of data and analytics software to the insurance and energy industries. Verisk’s insurance products, which are deeply integrated into customer workflows, assist insurers in writing policy language, making better decisions when underwriting risks, and combating fraud. In recent years, Verisk has expanded into data analytics offerings in the energy and financial services verticals via acquisitions. We see meaningful opportunities for Verisk to generate outsized growth through its customer-centric innovation programs and the increased relevance of its data-driven solutions. We also see the stock as having relatively little cyclicality given the sticky and subscription-based nature of its products. VRSK had traded off earlier in 2021 for several reasons, including a year-over-year margin pullback from COVID-19-elevated 2020 levels, slower growth in VRSK’s
Insurance and Energy businesses due to COVID-19 after-effects, and revenue and margin weakness in
VRSK’s tiny Financial Services segment. In the 3Q21, the stock began to recover as several of these headwinds began to ease and management increasingly hinted that earnings growth is likely to improve to more typical levels in 2022. We continue to view VRSK as one of the strongest businesses in our portfolio although not one of our faster-growing companies.
SBA Communications Corp. (SBAC) is a leading owner, operator, and developer of cellular communication towers around the world. SBA owns or controls strategically located real estate and the towers on that real estate. SBA then leases space on those towers to wireless carriers such as Verizon and AT&T. We own SBA because we believe that demand for wireless data will continue to grow, and, in order to meet this demand, the wireless carriers will need to add more communications equipment (antennas) to existing tower sites in addition to requiring more tower sites as they densify their networks. Coupled with annual pricing escalators, this increased demand for tower space should lead to steady revenue growth for SBA at very high incremental margins. We also think very highly of SBA’s CEO, Jeffrey Stoops, and believe he has done an excellent job of allocating capital over time. Through a combination of organic growth, share repurchases, and M&A, we expect free cash flow per share to grow in the mid-teens. We attribute the stock’s outperformance to a combination sector rotation (the large tower companies and the REIT indices also outperformed) and macro factors as increasing expectations of an economic downturn drove investor preference for very defensive business models.
1
Valuation multiples are ratios that reflect the value of a company in relation to a specific financial metrics. Examples include price-to-earnings (P/E) ratio, which is the price of a stock divided by its recent or expected earnings, or enterprice value-to-sales (EV/sales) ratio, which is the enterprise value of a company divided by its recent or expected sales, amongst others.
2
The Russell 1000 Index is a subset of the Russell 3000 Index that includes approximately 1,000 of the largest companies in the US equity universe.
3
The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change.
Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best in class.”

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
Attribution Analysis
In the fiscal year ending June 30, 2022, your Fund’s outperformance can be attributed to both sector allocation and stock selection.
Your Fund was over-weighted versus the Index benchmark in the Financials, Health Care, Industrials, Materials,
and Real Estate sectors. In Financials, Industrials, and Real Estate, both the over-weighting and stock selection contributed to performance. In Health Care and Materials, the over-weighting contributed to performance, but stock selection detracted from performance.
Your Fund was under-weighted versus the Index in the Communication Services, Consumer Discretionary,
Consumer Staples, and Information Technology sectors. In Communications Services, both the under-weighting and stock selection contributed to performance. In Consumer Discretionary, the under-weighting contributed to performance, while stock selection was a detractor. In Consumer Staples, the under-weighting detracted from performance, while the stock selection was neutral. In Information Technology, both the under-weighting and stock selection detracted from performance. Your Fund did not hold any positions in the Energy or Utilities sectors, which detracted from performance.
Sector Weights
The following bar chart presents the sector weighting of your Fund versus the sector weightings of the Index as of June 30, 2022 (note this may differ slightly with the commentary above, which relates to average weightings as opposed to year-end weightings):
Source: FactSet

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
Best and Worst Performers
FIVE LARGEST EQUITY HOLDINGS
JUNE 30, 2022
Ticker Company Name
Contribution to Return
Five Largest Contributors 0.44%
MKL
Markel Corp.
0.28%
ROP
Roper Technologies, Inc.
0.07%
VRSKI
Verisk Analytics, Inc.
0.06%
SBAC
SBA Communications Corp. REIT
0.04%
ENV
Envestnet, Inc.
-0.01%
Five Largest Detractors -8.2 1%
ILMN
Illumina, Inc.
-2.89%
W
Wayfair, Inc., Class A
-1.61%
ANSS
ANSYS, Inc.
-1.33%
TRX
Teleflex, Inc.
-1.32%
CABO
Cable One, Inc.
-1.06%
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
176,737 Ecolab, Inc. $ 32,349,577 $ 27,175,081 4.34%
203,442 Waste Connections, Inc. 17,939,104 25,218,670 4.03
18,699 Cable One, Inc. 32,053,603 24,108,995 3.85
98,938 ANSYS, Inc. 25,340,344 23,674,874 3.78
116,324 Veeva Systems, Inc. 23,074,049 23,036,805 3.68
$ 130,756,677 $ 123,214,425 19.68%

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
As always, we acknowledge the responsibility you have conveyed by making your investment in the DF Dent
Midcap Growth Fund and will work diligently on your behalf.
Respectively Submitted,
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund invests in small- and medium- size companies, which carry greater risk than is customarily associated with larger, more established companies.
Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information.
The Fund is also subject to other risks, such as the risk associated with investing in Real Estate Investment
Trusts (REITs) like possible real estate market declines, which are detailed in the Fund’s prospectus.
The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S.
equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index. Price-to-earnings (“P/E”) ratio is the valuation of a company’s current share price relative to company earnings. Earnings-per-share (“EPS”) is the portion of a company's profit allocated to each outstanding share of common stock.
The views in this report contained herein were those of the Fund’s Adviser as of June 30, 2022, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.
Thomas F. O’Neil, Jr. Matthew F. Dent
Gary D. Mitchell Bruce L. Kennedy

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2022
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Midcap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell Midcap Growth Index
(“Russell Midcap Growth”), since inception. The Russell Midcap Growth measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Midcap Growth Fund – Investor Shares vs. Russell Midcap Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, Institutional Shares and Institutional Plus Shares are 1.00%, 0.87% and 0.87%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.98%, 0.85%, and 0.79% of Investor Shares, Institutional
Shares and Institutional Plus Shares, respectively, through October 31, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Average Annual Total Returns
Periods Ended June 30, 2022 One Year Five Year Ten Year
DF Dent Midcap Growth Fund Investor Shares -26.97% 10.01% 12.17%
DF Dent Midcap Growth Fund Institutional Shares
(1)
-26.95% 10.10% 12.21%
DF Dent Midcap Growth Fund Institutional Plus Shares
(1)
-26.92% 10.11% 12.22%
Russell Midcap Growth Index -29.57% 8.88% 11.50%
(1)
Performance for the one year, five year, and since inception periods are a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares on November 29, 2017 and the Institutional Plus Shares
on December 3, 2021.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2022
Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-
current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Prior to June 25, 2021, shares redeemed within 60 days of purchase were charged a 2.00% redemption fee. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2022
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.2%
Communication Services - 3.9%
18,699 Cable One, Inc. $ 24,108,995
Consumer Discretionary - 6.0%
207,945 CarMax, Inc.
(a)
18,814,864
170,077 Chewy, Inc.
(a)
5,905,073
149,939 Floor & Decor Holdings, Inc.,
Class A
(a)
9,440,159
72,108 Wayfair, Inc., Class A
(a)
3,141,025
37,301,121
Consumer Staples - 1.2%
547,442 Utz Brands, Inc. 7,565,648
Financials - 7.4%
131,615 Goosehead Insurance, Inc.,
Class A 6,010,857
17,574 Markel Corp.
(a)
22,727,575
65,510 Moody's Corp. 17,816,755
46,555,187
Health Care - 20.0%
275,675 Azenta, Inc. 19,876,167
60,914 Bio-Techne Corp. 21,115,229
36,367 IDEXX Laboratories, Inc.
(a)
12,754,998
91,277 Illumina, Inc.
(a)
16,827,828
62,571 Intuitive Surgical, Inc.
(a)
12,558,625
78,081 Teleflex, Inc. 19,196,214
116,324 Veeva Systems, Inc., Class A
(a)
23,036,805
125,365,866
Industrials - 27.4%
353,944 CoStar Group, Inc.
(a)
21,381,757
406,196 Fastenal Co. 20,277,305
216,419 HEICO Corp., Class A 22,806,234
66,949 Old Dominion Freight Line, Inc. 17,157,690
88,900 SiteOne Landscape Supply, Inc.
(a)
10,567,543
41,933 TransDigm Group, Inc.
(a)
22,504,183
63,759 Verisk Analytics, Inc. 11,036,045
203,442 Waste Connections, Inc. 25,218,670
625,992 WillScot Mobile Mini Holdings
Corp.
(a)
20,294,661
171,244,088
Information Technology - 19.8%
98,938 ANSYS, Inc.
(a)
23,674,874
50,094 Atlassian Corp. PLC, Class A
(a)
9,387,616
231,147 BlackLine, Inc.
(a)
15,394,390
64,479 Crowdstrike Holdings, Inc.,
Class A
(a)
10,868,580
210,134 Guidewire Software, Inc.
(a)
14,917,413
61,821 Okta, Inc.
(a)
5,588,618
377,428 PROS Holdings, Inc.
(a)
9,899,937
Shares Security Description Value
Information Technology - 19.8% (continued)
140,840 Sprout Social, Inc., Class A
(a)
$ 8,178,579
24,703 Tyler Technologies, Inc.
(a)
8,213,253
138,025 WNS Holdings, Ltd., ADR
(a)
10,302,186
116,293 Workiva, Inc.
(a)
7,674,175
124,099,621
Materials - 6.9%
176,737 Ecolab, Inc. 27,175,081
112,165 Vulcan Materials Co. 15,938,647
43,113,728
Real Estate - 6.6%
256,726 CBRE Group, Inc., Class A
(a)
18,897,601
70,326 SBA Communications Corp. REIT 22,507,836
41,405,437
Total Common Stock (Cost $641,594,748) 620,759,691
Money Market Fund - 1.0%
6,147,408 First American Treasury
Obligations Fund,
Class X, 1.31%
(b)
(Cost $6,147,408) 6,147,408
Investments, at value - 100.2% (Cost
$647,742,156) $ 626,907,099
Other Assets & Liabilities, Net - (0.2)% (1,026,526)
Net Assets - 100.0% $ 625,880,573
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2022.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2022
The Level 1 value displayed in this table is Common Stock and Level
2 is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 620,759,691
Level 2 - Other Significant Observable Inputs 6,147,408
Level 3 - Significant Unobservable Inputs –
Total $ 626,907,099
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 3.9%
Consumer Discretionary 6.0%
Consumer Staples 1.2%
Financials 7.4%
Health Care 20.0%
Industrials 27.4%
Information Technology 19.8%
Materials 6.9%
Real Estate 6.6%
Money Market Fund 1.0%
Other Assets & Liabilities, Net (0.2)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2022
ASSETS
Investments, at value (Cost $647,742,156) $ 626,907,099
Receivables:
Fund shares sold 595,885
Dividends 156,365
Prepaid expenses 38,530
Total Assets
627,697,879
LIABILITIES
Payables:
Investment securities purchased 266,447
Fund shares redeemed 232,653
Accrued Liabilities:
Investment adviser fees 1,195,660
Fund services fees 27,111
Other expenses 95,435
Total Liabilities
1,817,306
NET ASSETS
$ 625,880,573
COMPONENTS OF NET ASSETS
Paid-in capital $ 681,400,234
Accumulated loss (55,519,661)
NET ASSETS
$ 625,880,573
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 6,846,761
Institutional Shares 8,532,788
Institutional Plus Shares 7,750,723
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $184,716,930) $ 26.98
Institutional Shares (based on net assets of $231,133,765) $ 27.09
Institutional Plus Shares (based on net assets of $210,029,878) $ 27.10

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2022
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $31,271) $ 2,469,516
Interest income 699
Total Investment Income
2,470,215
EXPENSES
Investment adviser fees 6,077,403
Fund services fees 441,532
Transfer agent fees:
Investor Shares 23,514
Institutional Shares 8,591
Institutional Plus Shares 1,484
Custodian fees 86,696
Registration fees:
Investor Shares 25,749
Institutional Shares 27,556
Institutional Plus Shares 32,441
Professional fees 79,927
Trustees' fees and expenses 18,440
Other expenses 148,149
Total Expenses 6,971,482
Fees waived
(240,482)
Net Expenses
6,731,000
NET INVESTMENT LOSS
(4,260,785)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (11,874,285)
Net change in unrealized appreciation (depreciation) on investments
(224,769,249)
NET REALIZED AND UNREALIZED LOSS
(236,643,534)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (240,904,319)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2022 2021
OPERATIONS
Net investment loss $ (4,260,785) $ (3,130,222)
Net realized gain (loss) (11,874,285) 13,915,097
Net change in unrealized appreciation (depreciation) (224,769,249) 138,110,743
Increase (Decrease) in Net Assets Resulting from Operations
(240,904,319) 148,895,618
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (8,517,130) (919,753)
Institutional Shares (13,369,399) (988,441)
Institutional Plus Class (3,284,208) –
Total Distributions Paid
(25,170,737) (1,908,194)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 36,926,288 120,364,199
Institutional Shares 244,230,235 295,627,084
Institutional Plus Class 308,942,753 –
Reinvestment of distributions:
Investor Shares 8,470,762 907,943
Institutional Shares 13,087,522 966,567
Institutional Plus Class 3,284,208 –
Redemption of shares:
Investor Shares
(84,885,729) (130,257,205)
Institutional Shares
(311,740,340) (87,162,926)
Institutional Plus Class
(40,190,604) –
Redemption fees:
Investor Shares
79 68,687
Institutional Shares
– 19,683
Increase in Net Assets from Capital Share Transactions
178,125,174 200,534,032
Increase (Decrease) in Net Assets
(87,949,882) 347,521,456
NET ASSETS
Beginning of Year
713,830,455 366,308,999
End of Year
$ 625,880,573 $ 713,830,455
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 1,010,055 3,662,796
Institutional Shares 6,370,790 8,930,903
Institutional Plus Class 8,911,558 –
Reinvestment of distributions:
Investor Shares 225,766 26,525
Institutional Shares 347,518 28,130
Institutional Plus Class 87,184 –
Redemption of shares:
Investor Shares
(2,475,871) (3,874,261)
Institutional Shares
(8,841,482) (2,443,564)
Institutional Plus Class
(1,248,019) –
Increase in Shares
4,387,499 6,330,529

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2022 2021 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 38.01 $ 29.48 $ 25.83 $ 22.21 $ 18.08
INVESTMENT OPERATIONS
Net investment loss (a) (0.20) (0.18) (0.08) (0.11) (0.11)
Net realized and unrealized gain
(loss)
(9.75) 8.81 3.93 4.41 4.30
Total from Investment Operations
(9.95) 8.63 3.85 4.30 4.19
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.08) (0.11) (0.24) (0.69) (0.06)
Total Distributions to Shareholders
(1.08) (0.11) (0.24) (0.69) (0.06)
REDEMPTION FEES(a)
0.00(b) 0.01 0.04 0.01 0.00(b)
NET ASSET VALUE, End of Year
$ 26.98 $ 38.01 $ 29.48 $ 25.83 $ 22.21
TOTAL RETURN
(26.97)% 29.33% 15.14% 20.27% 23.21%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 184,717 $ 307,341 $ 243,855 $ 58,367 $ 19,993
Ratios to Average Net Assets:
Net investment loss (0.55)% (0.54)% (0.28)% (0.46)% (0.52)%
Net expenses 0.85% 0.89% 0.98% 0.98% 1.01%
Gross expenses (c) 0.86% 0.91%(d) 1.01%(d) 1.13% 1.40%
PORTFOLIO TURNOVER RATE 35% 30% 31% 29% 32%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.
(d) Ratios include recoupment, which amounted to 0.03% and 0.06%, respectively.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended June 30, November 29,
2017 (a)
Through
June 30, 2018 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 38.15 $ 29.57 $ 25.88 $ 22.22 $ 20.56
INVESTMENT OPERATIONS
Net investment loss (b) (0.19) (0.17) (0.04) (0.08) (0.05)
Net realized and unrealized gain
(loss)
(9.79) 8.86 3.97 4.43 1.77
Total from Investment Operations
(9.98) 8.69 3.93 4.35 1.72
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.08) (0.11) (0.24) (0.69) (0.06)
Total Distributions to Shareholders
(1.08) (0.11) (0.24) (0.69) (0.06)
REDEMPTION FEES(b)
– 0.00(c) 0.00(c) 0.00(c) 0.00(c)
NET ASSET VALUE, End of Period
$ 27.09 $ 38.15 $ 29.57 $ 25.88 $ 22.22
TOTAL RETURN
(26.95)% 29.41% 15.26% 20.45% 8.40%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 231,134 $ 406,489 $ 122,454 $ 43,090 $ 27,141
Ratios to Average Net Assets:
Net investment loss (0.53)% (0.50)% (0.15)% (0.33)% (0.36)%(e)
Net expenses 0.83% 0.85% 0.85% 0.85% 0.85%(e)
Gross expenses (f) 0.85% 0.86% 0.94% 1.11% 1.27%(e)
PORTFOLIO TURNOVER RATE 35% 30% 31% 29% 32%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout the period .
December 3, 2021 (a)
Through
June 30, 2022
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 38.47
INVESTMENT OPERATIONS
Net investment loss (b) (0.08)
Net realized and unrealized loss
(10.21)
Total from Investment Operations
$ (10.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.08)
Total Distributions to Shareholders
(1.08)
NET ASSET VALUE, End of Period
$ 27.10
TOTAL RETURN
(27.53)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 210,030
Ratios to Average Net Assets:
Net investment loss (0.44)%(d)
Net expenses 0.79%(d)
Gross expenses (e) 0.90%(d)
PORTFOLIO TURNOVER RATE 35%
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
Dear Fellow Shareholders:
We would like to welcome new Fund shareholders and thank long-term shareholders for their continued
confidence in the DF Dent Small Cap Growth Fund (the “Fund”).
Performance
For the fiscal year ended June 30, 2022, the DF Dent Small Cap Growth Fund (the “Fund”) experienced a total return of -25.32% for Investor Shares and -25.27% for Institutional Shares. These returns are net of fees and represent outperformance of +8.11% and +8.16% respectively relative to the total return of -33.43% for the
Russell 2000 Growth Index (the “Index”), which is the benchmark we use for performance comparisons.
Expense Ratio
The gross operating expense ratio for the Fund is 1.30% for Investor Shares and 1.18% for Institutional Shares.
Per the Fund’s prospectus, your Fund’s Adviser has contractually agreed to reimburse expenses and/or waive a portion of its fees so as to maintain your expense ratio at a net 1.05% for Investor Shares and 0.95% for
Institutional Shares through October 31, 2022.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
Among the top 10 holdings, the range of position sizes is 2.78% to 3.81%. We believe that the concentration in the Fund’s top 10 positions is appropriate at its current level and has the potential to enhance long-term performance.
Management Ownership of Fund
Employees, their families, and the Adviser’s retirement plan owned approximately 13% of the Fund as of June
30, 2022.
Portfolio Commentary
For the first half of the fiscal year, the Fund managed positive returns of 6.86% vs. a decline of -5.6% for the benchmark. While the Fund also outperformed the benchmark for the second half of the fiscal year, given the magnitude of the market correction, it is difficult to feel good about the performance. Many developments contributed to the market decline over the last year, but foremost amongst them is the pivot in the Federal
Reserve’s monetary policy. It seems that 40 years of declining interest rates that fueled the bull market for
Top 10 Holdings 06/30/22
% of the Fund
30.79%

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
equities have come to an end as substantial inflationary pressures are now forcing the Federal Reserve’s hand to tighten monetary policy.
Markets do not like uncertainty, and there is currently significant uncertainty as it relates to inflation, the path of interest rates, the likelihood of a recession, the course of the Russia/Ukraine conflict, and the Chinese economy, amongst other issues. In our view, markets have not necessarily bottomed, and if a recession is to come, there is likely more downside for investors. On the positive side, we expect that markets may begin to get better clarity on some of these issues as we get through the summer and into the fall. A recovery in equity markets could follow. History would suggest a similar outcome and that major indices are well positioned over the next 12-month period. Because small cap stocks typically generate a larger percentage of their sales in the
U.S. versus their large-cap peers, they are often more sensitive to fears of an economic slowdown or recession.
The small cap indices peaked in November versus a January peak for larger cap indices; as such, more bad news may already be priced into these stocks and recent outperformance of small cap versus large cap growth stocks could support that.
Compression in valuation multiples
1
as a result of rising interest rates has been the key driver of the market declines over the last year as profits have generally remained healthy. We believe that we have seen a re-rating of equity valuations to more normal levels consistent with the recent increase in interest rates. In our view, much of the excess valuations have been removed from equities this year, and as a result, growth stocks are more attractively positioned today. Small and medium-sized companies have seen even sharper re-ratings than their larger counterparts. The forward price-to-earnings (P/E) ratio for the broad Russell 2000 Index
2
contracted
by -30% from the end of 2021 to the end of 2Q22, while the large-cap Russell 1000 Index
3
P/E contracted -26%
during that time, according to data from FactSet. The valuation contraction for the growth components of the index has been even more pronounced: a -40% contraction for small cap growth and -31% for large cap growth.
As economic growth slows, it will be more difficult for all companies to show earnings growth. Best-in-class
4
, niche-
dominant companies with unique products and services will have an edge. We suspect that this environment will favor active stock pickers as fundamentals (e.g., revenue and earnings growth) will be the driver of stock performance going forward, rather than multiple expansion. We seek to identify companies that will find success in any economic environment. In inflationary environments, businesses with unique and mission-critical offerings can pass along price increases to their customers and continue to thrive. We look to invest in companies with this pricing power. Many companies that we own actually lower overall costs and increase returns on investment for their customers. In economic contractions, companies with strong earnings durability often outperform. We seek these types of companies for your portfolio and have invested in a diversified group of high-quality growth companies.
The following companies are three of the best contributors to the Fund’s performance over the past year. We thought highlighting them would give you a sense of not only why we have invested in them on your behalf, but also why they have outperformed recently.
Kinsale Capital Group, Inc. (KNSL) is a property and casualty (P&C) insurance company focused on the niche market of excess and surplus (E&S) lines. The E&S insurance market offers less intense competition, superior profitability, and in recent years, faster growth than the overall P&C insurance market. KNSL’s stock outperformed as the company delivered strong operating results and made bullish

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
comments about its 2022 outlook. This went a long way in alleviating investor concerns that KNSL’s strong growth momentum might slow down to a more modest pace. We continue to believe KNSL is a best-in-class operator in the E&S market, and it can consistently deliver strong growth with healthy returns on investment.
Chewy, Inc. (CHWY) is a leading online retailer serving the pet industry. In our view, CHWY should benefit from secular tailwinds driving the “humanization of pets” and increasing e-commerce penetration within the pet-care industry. CHWY is led by a strong management team that is very focused on creating a differentiated, high service, pet-focused experience for customers over the long term. The range of outcomes for CHWY is wide, but our base case assumes mid-teens revenue growth over the next decade.
More recently, CHWY has faced several external headwinds, including tough comparables, supply chain issues, labor costs, and re-opening headwinds, but we believe those headwinds are temporary and our long-term investment thesis is intact. We were able to use what we perceived as near-term weakness to initiate a position at what we view as attractive prices. The stock rebounded during the quarter as fiscal first quarter results were better than feared. We believe the near-term headwinds and negative sentiment surrounding e-commerce stocks created an interesting entry point for long-term investors.
Atrion Corp. (ATRI) manufactures and markets niche products and components for the medical and healthcare industries. ATRI products include intravenous fluid delivery tubing sets and accessories, including products used in anesthesia administration, oncology, and open-heart surgery. ATRI manufactures its products in the United States to exacting quality standards and is able to charge a premium for its products’ quality and reliability. We attribute ATRI’s outperformance during the year largely to its stable shareholder base and less-extended valuation at the start of the year. Thus, ATRI did not experience the substantial multiple compression that many small-cap growth names weathered.
Given ATRI’s outperformance and certain other names’ pulling back to levels suggesting attractive entry points, we trimmed our ATRI position during the year to fund other investments.
1
Valuation multiples are ratios that reflect the value of a company in relation to a specific financial metrics. Examples include price-to-earnings (P/E) ratio, which is the price of a stock divided by its recent or expected earnings, or enterprice value-to-sales (EV/sales) ratio, which is the enterprise value of a company divided by its recent or expected sales, amongst others.
2
The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell
2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
3
The Russell 1000 Index is a subset of the Russell 3000 Index that includes approximately 1,000 of the largest companies in the US equity universe.
4
The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change.
Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best in class.”

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
Attribution Analysis
In the fiscal year ending June 30, 2022, your Fund’s outperformance can be attributed primarily to stock selection. Sector allocation also contributed positively to performance.
Your Fund was over-weighted versus the Index in the Communication Services, Financials, Health Care,
Industrials, and Information Technology sectors. In Financials, Healthcare, and Information Technology, both the over-weighting and stock selection contributed to performance. The overweight in Industrials contributed to performance but stock selection was a detractor. In Communication Services, the over-weighting detracted from performance but stock selection contributed positively.
Your Fund was under-weighted versus the Index in the Consumer Discretionary and Consumer Staples sectors. In
Consumer Discretionary under-weighting and stock selection contributed to performance. In Consumer Staples, the under-weighting and stock selection detracted from performance. Your Fund did not hold any positions in the Energy, Materials, Real Estate or Utilities, the absence of all of which detracted from performance compared to the Index.
Sector Weights
The following bar chart presents the sector weighting of your Fund versus the sector weighting of the Index as of June 30, 2022 (note this may differ slightly with the commentary above, which relates to average weighting as opposed to year-end weighting):
Source: FactSet

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
Best and Worst Performers
FIVE LARGEST EQUITY HOLDINGS
JUNE 30, 2021
As always, we appreciate the confidence you have placed in D.F. Dent and Company and are conscious of the responsibility that you have entrusted to us. We will continue to work diligently on your behalf.
Respectively Submitted,
Ticker Company Name
Contribution to Return
Five Largest Contributors 1.2 8%
KNSL Kinsale Capital Group, Inc. 0.56%
CHWY Chewy, Inc. 0.40%
ATRI Atrion Corp. 0.13%
AZPN Aspen Technology, Inc. 0.11%
EXPO Exponent, Inc. 0.08%
Five Largest Detractors -5.13%
WK Workiva, Inc. -1.16%
TREX Trex Co., Inc. -1.01%
TRUP Trupanion, Inc. -1.00%
BFAM Bright Horizons Family Solutions, Inc. -0.98%
GWRE Guidewire Software, Inc. -0.98%
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
28,503 HEICO Corp. $ 2,566,972 $ 3,003,646 3.80%
11,051 Kinsale Capital Group, Inc. 1,876,437 2,537,751 3.21
20,829 Novanta, Inc. 2,276,556 2,525,933 3.20
1,881 Cable One, Inc. 3,070,650 2,425,211 3.07
82,677 Douglas Dynamics, Inc. 3,008,766 2,376,137 3.01
$ 12,799,381 $ 12,868,678 16.29%
Matthew F. Dent Gary Wu

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2022
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund invests in small- and medium-size companies, which carry greater risk than is customarily associated with larger, more established companies.
Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information.
The Fund is also subject to other risks, such as the risk associated with Real Estate Investment Trusts (REITs)
like possible real estate market declines, which are detailed in the Fund’s prospectus.
The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.
The views in this report contained herein were those of the Fund’s Adviser as of June 30, 2022, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2022
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell 2000 Growth Index
(“Russell 2000 Growth”), since inception. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Small Cap Growth Fund – Investor Shares vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional
Shares are 1.30% and 1.18%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.05% and 0.95% of Investor Shares and Institutional Shares, respectively, through October 31, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at
Average Annual Total Returns
Periods Ended June 30, 2022 One Year Five Year
Since Inception
(11/01/13)
(1)
DF Dent Small Cap Growth Fund - Investor Shares -25.32% 9.30% 9.02%
DF Dent Small Cap Growth Fund - Institutional Shares
(2)
-25.27% 9.40% 9.07%
Russell 2000 Growth Index -33.43% 4.80% 6.48%
(1)
Investor Shares commenced operations on November 1, 2013 and Institutional Shares commenced operations on November 20, 2017.
(2)
Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2022
the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. Prior to June 25, 2021, shares redeemed within 60 days of purchase were charged a
2.00% redemption fee. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2022
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.8%
Communication Services - 4.7%
1,881 Cable One, Inc. $ 2,425,211
21,745 Cogent Communications Holdings,
Inc. 1,321,226
3,746,437
Consumer Discretionary - 5.1%
15,759 Bright Horizons Family Solutions,
Inc.
(a)
1,331,950
32,622 Chewy, Inc.
(a)
1,132,636
24,458 Floor & Decor Holdings, Inc.,
Class A
(a)
1,539,876
4,004,462
Consumer Staples - 3.9%
130,533 Utz Brands, Inc. 1,803,966
6,119 WD-40 Co. 1,232,122
3,036,088
Financials - 8.8%
12,264 Goosehead Insurance, Inc.,
Class A 560,097
34,271 Hamilton Lane, Inc., Class A 2,302,326
11,051 Kinsale Capital Group, Inc. 2,537,751
25,819 Trupanion, Inc.
(a)
1,555,853
6,956,027
Health Care - 24.6%
109,996 Abcam PLC, ADR
(a)
1,590,542
2,466 Atrion Corp. 1,550,769
25,938 Azenta, Inc. 1,870,130
5,743 Bio-Techne Corp. 1,990,754
24,339 CryoPort, Inc.
(a)
754,022
37,380 HealthEquity, Inc.
(a)
2,294,758
28,666 LeMaitre Vascular, Inc. 1,305,736
12,001 Medpace Holdings, Inc.
(a)
1,796,190
7,134 Mesa Laboratories, Inc. 1,454,908
43,262 OrthoPediatrics Corp.
(a)
1,866,755
29,988 Progyny, Inc.
(a)
871,152
12,878 Repligen Corp.
(a)
2,091,387
19,437,103
Industrials - 22.3%
82,677 Douglas Dynamics, Inc. 2,376,137
23,913 Exponent, Inc. 2,187,322
28,503 HEICO Corp., Class A 3,003,646
52,847 IAA, Inc.
(a)
1,731,796
20,705 John Bean Technologies Corp. 2,286,246
8,238 Simpson Manufacturing Co., Inc. 828,825
15,071 SiteOne Landscape Supply, Inc.
(a)
1,791,490
20,294 Trex Co., Inc.
(a)
1,104,400
Shares Security Description Value
Industrials - 22.3% (continued)
71,477 WillScot Mobile Mini Holdings
Corp.
(a)
$ 2,317,284
17,627,146
Information Technology - 29.4%
16,898 Alarm.com Holdings, Inc.
(a)
1,045,310
31,865 BlackLine, Inc.
(a)
2,122,209
20,997 Endava PLC, ADR
(a)
1,853,405
13,115 Envestnet, Inc.
(a)
692,079
40,093 EVERTEC, Inc. 1,478,630
84,895 Evo Payments, Inc., Class A
(a)
1,996,730
25,384 Guidewire Software, Inc.
(a)
1,802,010
8,021 Manhattan Associates, Inc.
(a)
919,207
20,829 Novanta, Inc.
(a)
2,525,933
22,482 Procore Technologies, Inc.
(a)
1,020,458
60,610 PROS Holdings, Inc.
(a)
1,589,800
24,319 Sprout Social, Inc., Class A
(a)
1,412,204
19,363 The Descartes Systems Group,
Inc.
(a)
1,201,668
26,418 WNS Holdings, Ltd., ADR
(a)
1,971,840
23,785 Workiva, Inc.
(a)
1,569,572
23,201,055
Total Common Stock (Cost $81,913,791) 78,008,318
Money Market Fund - 1.0%
749,516 First American Treasury
Obligations Fund,
Class X, 1.31%
(b)
(Cost $749,516) 749,516
Investments, at value - 99.8% (Cost
$82,663,307) $ 78,757,834
Other Assets & Liabilities, Net - 0.2% 194,438
Net Assets - 100.0% $ 78,952,272
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2022.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2022
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 78,008,318
Level 2 - Other Significant Observable Inputs 749,516
Level 3 - Significant Unobservable Inputs –
Total $ 78,757,834
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 4.7%
Consumer Discretionary 5.1%
Consumer Staples 3.9%
Financials 8.8%
Health Care 24.6%
Industrials 22.3%
Information Technology 29.4%
Money Market Fund 1.0%
Other Assets & Liabilities, Net 0.2%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2022
ASSETS
Investments, at value (Cost $82,663,307) $ 78,757,834
Receivables:
Fund shares sold 318,221
Investment securities sold 35,263
Dividends 24,071
Prepaid expenses 13,844
Total Assets
79,149,233
LIABILITIES
Payables:
Fund shares redeemed 20,996
Accrued Liabilities:
Investment adviser fees 132,012
Fund services fees 7,881
Other expenses 36,072
Total Liabilities
196,961
NET ASSETS
$ 78,952,272
COMPONENTS OF NET ASSETS
Paid-in capital $ 89,058,823
Accumulated loss (10,106,551)
NET ASSETS
$ 78,952,272
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 995,264
Institutional Shares 3,329,872
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $18,105,451) $ 18.19
Institutional Shares (based on net assets of $60,846,821) $ 18.27

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2022
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $357) $ 427,755
Interest income 155
Total Investment Income
427,910
EXPENSES
Investment adviser fees 860,626
Fund services fees 78,816
Transfer agent fees:
Investor Shares 28,461
Institutional Shares 22,982
Custodian fees 12,382
Registration fees:
Investor Shares 18,297
Institutional Shares 20,641
Professional fees 30,958
Trustees' fees and expenses 5,933
Other expenses 62,514
Total Expenses 1,141,610
Fees waived
(154,900)
Net Expenses
986,710
NET INVESTMENT LOSS
(558,800)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (5,102,754)
Net change in unrealized appreciation (depreciation) on investments
(22,254,796)
NET REALIZED AND UNREALIZED LOSS
(27,357,550)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (27,916,350)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2022 2021
OPERATIONS
Net investment loss $ (558,800) $ (259,770)
Net realized gain (loss) (5,102,754) 2,826,878
Net change in unrealized appreciation (depreciation) (22,254,796) 11,535,309
Increase (Decrease) in Net Assets Resulting from Operations
(27,916,350) 14,102,417
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (672,430) (367,653)
Institutional Shares (1,948,221) (626,752)
Total Distributions Paid
(2,620,651) (994,405)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 4,617,488 19,045,427
Institutional Shares 52,851,758 31,476,403
Reinvestment of distributions:
Investor Shares 643,382 350,682
Institutional Shares 1,681,845 448,928
Redemption of shares:
Investor Shares
(9,406,759) (3,089,879)
Institutional Shares
(22,968,443) (2,303,910)
Redemption fees:
Investor Shares
6,744 4,944
Institutional Shares
– 2,258
Increase in Net Assets from Capital Share Transactions
27,426,015 45,934,853
Increase (Decrease) in Net Assets
(3,110,986) 59,042,865
NET ASSETS
Beginning of Year
82,063,258 23,020,393
End of Year
$ 78,952,272 $ 82,063,258
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 200,159 840,765
Institutional Shares 2,218,989 1,388,020
Reinvestment of distributions:
Investor Shares 25,818 15,649
Institutional Shares 67,220 19,979
Redemption of shares:
Investor Shares
(412,287) (131,466)
Institutional Shares
(1,057,613) (100,565)
Increase in Shares
1,042,286 2,032,382

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2022 2021 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 24.94 $ 18.38 $ 17.10 $ 15.97 $ 13.29
INVESTMENT OPERATIONS
Net investment loss (a) (0.15) (0.13) (0.09) (0.07) (0.06)
Net realized and unrealized gain (loss)
(6.01) 7.16 1.63 2.19 2.74
Total from Investment Operations
(6.16) 7.03 1.54 2.12 2.68
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.60) (0.48) (0.26) (0.99) –
Total Distributions to Shareholders
(0.60) (0.48) (0.26) (0.99) –
REDEMPTION FEES(a)
0.01 0.01 0.00(b) – –
NET ASSET VALUE, End of Year
$ 18.19 $ 24.94 $ 18.38 $ 17.10 $ 15.97
TOTAL RETURN
(25.32)% 38.60% 9.08% 15.01% 20.17%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 18,105 $ 29,472 $ 8,394 $ 6,757 $ 5,734
Ratios to Average Net Assets:
Net investment loss (0.64)% (0.58)% (0.50)% (0.43)% (0.43)%
Net expenses 1.05% 1.05% 1.05% 1.05% 1.10%
Gross expenses (c) 1.23% 1.30% 1.66% 2.30% 3.12%
PORTFOLIO TURNOVER RATE 46% 34% 38% 44% 40%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended June 30, November 20,
2017 (a)
Through
June 30, 2018 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 25.03 $ 18.42 $ 17.13 $ 15.97 $ 14.04
INVESTMENT OPERATIONS
Net investment loss (b) (0.12) (0.11) (0.07) (0.05) (0.02)
Net realized and unrealized gain (loss)
(6.04) 7.20 1.62 2.20 1.95
Total from Investment Operations
(6.16) 7.09 1.55 2.15 1.93
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.60) (0.48) (0.26) (0.99) –
Total Distributions to Shareholders
(0.60) (0.48) (0.26) (0.99) –
REDEMPTION FEES(b)
– 0.00(c) 0.00(c) – –
NET ASSET VALUE, End of Period
$ 18.27 $ 25.03 $ 18.42 $ 17.13 $ 15.97
TOTAL RETURN
(25.27)% 38.79% 9.12% 15.20% 13.75%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 60,847 $ 52,591 $ 14,626 $ 12,332 $ 5,350
Ratios to Average Net Assets:
Net investment loss (0.52)% (0.49)% (0.40)% (0.32)% (0.24)%(e)
Net expenses 0.95% 0.95% 0.95% 0.95% 0.95%(e)
Gross expenses (f) 1.09% 1.18% 1.72% 2.18% 2.91%(e)
PORTFOLIO TURNOVER RATE 46% 34% 38% 44% 40%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29,
2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares and Institutional
Shares commenced operations on November 1, 2013 and November 20, 2017, respectively. The Funds seek long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees
(the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2022, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Redemption Fees – Prior to June 25, 2021, a shareholder who redeems shares of each Fund within 60 days of purchase may incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each
Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for each Fund, if any, are reflected on the
Statements of Changes in Net Assets. Effective June 25, 2021, the Funds no longer charge a redemption fee.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial
Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the
Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the calendar year ended December 31, 2021, each Independent Trustee’s annual retainer was $31,000 ($41,000 for the Chairman). Effective January 1, 2022, each Independent
Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings.
The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses for DF Dent
Premier Growth Fund, to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2022. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor
Shares, Institutional Shares, and Institutional Plus Shares to 0.98%, 0.85%, and 0.79%, respectively, through
October 31, 2022, for DF Dent Midcap Growth Fund. The Adviser has also contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to
1.05% and 0.95%, respectively, through October 31, 2022, for DF Dent Small Cap Growth Fund.
Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended June
30, 2022 , fees waived and expenses reimbursed were as follows:

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of June 30, 2022 , $1,097,7 39 , $125,05 6 , and $342,96 4 are subject to recoupment by the Adviser for the DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent
Small Cap Growth Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the year ended June 30, 2022 , were as follows:
Note 6. Federal Income Tax
As of June 30, 2022 , cost for federal income tax purposes and net unrealized appreciation (depreciation)
consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
DF Dent Premier Growth Fund $ 383,052 $ - $ 47,354 $ 430,406
DF Dent Midcap Growth Fund 125,056 - 115,426 240,482
DF Dent Small Cap Growth Fund - 130,841 24,059 154,900
Purchases Sales
DF Dent Premier Growth Fund $ 70,184,599 $ 132,255,347
DF Dent Midcap Growth Fund 432,213,064 277,195,314
DF Dent Small Cap Growth Fund 71,111,764 45,279,344
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
DF Dent Premier Growth Fund $ 151,845,568 $ 133,281,824 $ (4,952,008) $ 128,329,816
DF Dent Midcap Growth Fund 662,140,874 87,754,021 (122,987,796) (35,233,775)
DF Dent Small Cap Growth Fund 85,886,182 8,617,815 (15,746,163) (7,128,348)
Ordinary Income Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2022 $ 2,163,701 $ 28,751,389 $ 30,915,090
2021 – 9,701,339 9,701,339
DF Dent Midcap Growth Fund
2022 11,666,022 13,504,715 25,170,737
2021 1,228,914 679,280 1,908,194
DF Dent Small Cap Growth Fund
2022 730,038 1,890,613 2,620,651
2021 – 994,405 994,405

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
Equalization debits included in the distributions were as follows:
The DF Dent Premier Growth Fund used equalization accounting for tax purposes, whereby a portion of its redemption payments are treated as distributions of income or gain for tax purposes.
As of June 30, 2022 , distributable earnings/accumulated loss on a tax basis were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the current year late-year ordinary loss was $ 925,242, $1,830,077 and $222,034 for the
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, respectively,
(realized during the period January 1, 2022 through June 30, 2022 ). The current year post-October capital loss was $6,774,664, $18,455,809, and $2,756,169 for the DF Dent Premier Growth Fund, DF Dent Midcap Growth
Fund, and DF Dent Small Cap Growth Fund, respectively, (realized during the period November 1, 2021 through
June 30, 2022 ). These losses will recognized for tax purposes on the first business day of each Fund’s next fiscal year, July 1, 2022 .
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2022 . The following reclassifications were the result of current year net operating loss and distributions in excess of earnings to satisfy excise distribution requirements and have no impact on the net assets of each Fund.
Long-Term Capital
Gain Total
DF Dent Premier Growth Fund
2022 $ – $ –
2021 701,298 701,298
DF Dent Midcap Growth Fund
2022 – –
2021 – –
DF Dent Small Cap Growth Fund
2022 – –
2021 – –
Capital and Other
Losses
Unrealized
Appreciation
(Depreciation) Total
DF Dent Premier Growth Fund $ (7,699,906) $ 128,329,816 $ 120,629,910
DF Dent Midcap Growth Fund (20,285,886) (35,233,775) (55,519,661)
DF Dent Small Cap Growth Fund (2,978,203) (7,128,348) (10,106,551)
Distributable Earnings
(Accumulated Loss) Paid-in-Capital
DF Dent Premier Growth Fund $ 1,717,538 $ (1,717,538)
DF Dent Small Cap Growth Fund 126,646 (126,646)

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Forum Funds
and the Shareholders of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and
DF Dent Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, each a series of shares of beneficial interest in Forum Funds (the “Funds”), including the schedules of investments, as of June 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Financial Highlights
DF Dent Premier Growth Fund For each of the years in the five-year period ended June 30, 2022
DF Dent Midcap Growth Fund –
Investor Shares
For each of the years in the five-year period ended June 30, 2022
DF Dent Midcap Growth Fund –
Institutional Shares
For the period November 29, 2017 (commencement of operations) to June 30,
2018 and for each of the years in the four-year period ended June 30, 2022
DF Dent Midcap Growth Fund –
Institutional Plus Shares
For the period December 3, 2021 (commencement of operations) to June 30,
2022
DF Dent Small Cap Growth Fund –
Investor Shares
For each of the years in the five-year period ended June 30, 2022
DF Dent Small Cap Growth Fund –
Institutional Shares
For the period November 20, 2017 (commencement of operations) to June 30,
2018 and for each of the years in the four-year period ended June 30, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
August 24, 2022

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2022
Investment Advisory Agreement Approval
At the June 9, 2022 Board meeting, the Board, including all of the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the
Funds (the “Advisory Agreement”). In preparation for its deliberations, the Board requested written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the
Trust's administrator, Apex Fund Services. During its deliberations, the Board received an oral presentation from the Adviser and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Funds by the Adviser, including information on the investment performance of the Funds; (2) the costs of the services provided and profitability to the Adviser with respect to its relationship with each Fund;
(3) information concerning the advisory fee and total expense ratio of each Fund, including a comparison to the fees and expenses of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as each Fund grows and whether the advisory fee enables investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Funds. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Funds, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, the Board reviewed the performance of each Fund compared to its respective benchmark and to a peer group of funds.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2022
The Board observed that the DF Dent Premier Growth Fund underperformed its primary benchmark index, the
S&P 500 Index, for the one-, three-, and 10-year periods ended March 31, 2022 and outperformed the S&P
500 Index for the five-year period ended March 31, 2022, and for the period since the DF Dent Premier Growth
Fund’s inception on July 16, 2001. The Board also considered the DF Dent Premier Growth Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as
having characteristics similar to those of the DF Dent Premier Growth Fund. The Board observed that, based on information provided by Strategic Insight, the DF Dent Premier Growth Fund underperformed the average of its
Strategic Insight peer group for the one-, three-, and 10-year periods ended March 31, 2022 and outperformed the average of the Strategic Insight peers for the five-year period ended March 31, 2022.
The Board observed that the DF Dent Midcap Growth Fund underperformed its primary benchmark index, the
Russell Midcap Growth Index, for the one- and three-year periods ended March 31, 2022, and outperformed the
Russell Midcap Growth Index for the five- and 10-year periods ended March 31, 2022, and for the period since the DF Dent Midcap Growth Fund’s inception on July 1, 2011. The Board observed that the DF Dent Midcap
Growth Fund outperformed the average of its Strategic Insight peer group for the one-year period ended March
31, 2022 and underperformed the average of the Strategic Insight peers for the three-year period ended March
31, 2022, and observed that the DF Dent Midcap Growth Fund’s Institutional Share Class, which was the share class used for comparative performance measures, did not have a five-year performance history.
The Board observed that the DF Dent Small Cap Growth Fund outperformed its primary benchmark index, the
Russell 2000 Growth Index, for the one-, three- and five-year periods ended March 31, 2022, and for the period since the DF Dent Small Cap Growth Fund’s inception on November 1, 2013. The Board observed that the DF
Dent Small Cap Growth Fund outperformed the average of its Strategic Insight peer group for the one- and three-
year periods ended March 31, 2022, and observed that the DF Dent Small Cap Growth Fund’s Institutional
Share Class, which was the share class used for comparative performance measures, did not have a five-year performance history.
The Board considered the Adviser’s representation that the relative underperformance over the one-year period could be attributed, in part, to a market reversal that favored lower quality and value companies over the higher quality and growth companies in which the Funds invested. With respect to the DF Dent Premier Growth
Fund and the DF Dent Midcap Growth Fund, the Board noted the Adviser’s representation that rising interest rates negatively impacted long duration assets such as high growth, high valuation software companies in the
Information Technology sector, which were the types of companies in which the DF Dent Premier Growth Fund and DF Dent Midcap Growth Fund tended to invest. The Board also considered the Adviser’s representation that the Funds are designed to provide long-term capital appreciation, and that the Funds continued to outperform their respective benchmark indices over the long term.
In consideration of the Adviser’s investment strategies and the foregoing performance information, among other considerations, the Board determined that each Fund could benefit from the Adviser’s continued management of the Funds.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2022
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to each of the Funds and analyzed comparative information on actual advisory fee rates and actual total expenses of the Funds’ respective
Strategic Insight peer groups. The Board noted that the actual advisory fee rates for the DF Dent Premier Growth
Fund and DF Dent Midcap Growth Fund were higher than the median of their respective Strategic Insight peer groups, but the total expense ratios for the DF Dent Premier Growth Fund and DF Dent Midcap Growth Fund
were less than the median of their respective Strategic Insight peer groups. The Board noted that the Adviser’s actual advisory fee rate and the total expense ratio for the DF Dent Small Cap Growth Fund were each lower than the median of its Strategic Insight peer group. The Board also noted that the Adviser had in place a contractual expense waiver for each of the Funds, pursuant to which the Adviser continued to waive a portion of its investment advisory fees in order to subsidize the Funds’ expenses.
Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s current advisory fee rates charged to each of the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s operating expenses and other resources devoted to the Funds, as well as the information provided by the Adviser regarding costs and overall profitability. The Board noted that the Adviser had in place a contractual expense waiver to ensure the expense ratios for the Funds remained at reasonable levels. The Board also noted that the Adviser had committed to extending the expense cap arrangements for all of the Funds through at least the duration of the current
Advisory Agreement renewal period. The Board further noted the Adviser’s representation that the Funds were less profitable to the Adviser than the Adviser’s overall investment management business because, although the Funds represented a relatively small percentage of the Adviser’s total assets under management, the
Funds represented a relatively high percentage of the Adviser’s overall administrative, reporting, and compliance expenses. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds were reasonable.
Economies of Scale
The Board evaluated whether the Funds would benefit from any economies of scale. In this respect, the Board considered each Fund’s fee structure, asset size, and net expense ratio, giving effect to each Fund’s expense waiver agreement. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. Noting the relatively low asset levels for the Premier Fund and Small Cap Fund, the decrease in each of the Funds’ asset levels over the past year, the existence of the
Adviser’s ongoing expense limitation arrangements, as well as the Adviser’s representation that the level of the
Funds’ assets had not provided meaningful economies of scale, among other relevant considerations, the Board

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2022
concluded that any existing economies of scale were reflected in the expense cap structures of the Funds and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (866) 233-3368 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 233-3368 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2022
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
January 1, 2022
Ending
Account Value
June 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
DF Dent Premier Growth Fund
Actual $ 1,000.00 $ 721.54 $ 4.23 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.89 $ 4.96 0.99%
DF Dent Midcap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 696.08 $ 3.62 0.86%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.53 $ 4.31 0.86%
Institutional Shares
Actual $ 1,000.00 $ 696.21 $ 3.53 0.84%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.63 $ 4.21 0.84%
Institutional Plus Shares
Actual $ 1,000.00 $ 696.47 $ 3.32 0.79%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.88 $ 3.96 0.79%
DF Dent Small Cap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 698.81 $ 4.42 1.05%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.59 $ 5.26 1.05%
Institutional Shares
Actual $ 1,000.00 $ 698.94 $ 4.00 0.95%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.08 $ 4.76 0.95%

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2022
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The DF Dent Premier Growth Fund, the DF Dent Midcap Growth Fund, and the DF Dent Small Cap Growth Fund,
designates 58.53%, 32.13%, and 71.36% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 62.70%, 35.23%, and 72.05% for the qualified dividend rate (QDI)
and 100.00%, 100.00%, and 82.65% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD) as defined in Section 1(h)(11) of the Code, respectively.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, DF Dent Premier Growth Fund, DF Dent Midcap
Growth Fund, and DF Dent Small Cap Growth Fund designated $28,751,389, $13,504,715 and $1,890,613, as long-term capital gain dividends, respectively.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine
04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 233-3368.
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2022
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2022
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and Vice
President
Chief Compliance
Officer 2008-2016 and
2021-current; Vice President
since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
221-ANR-0622
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $53,600 in 2021 and $53,600 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $12,000 in 2021 and $12,000 in 2022.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2021 and $0 in 2022.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 25, 2022

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 25, 2022